SUPPLEMENT TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                              DATED MARCH 1, 2003

     SELECT, PREFERRED, ADVISORS SELECT AND ADVISORS PREFERRED CLASS SHARES


This supplement supercedes and replaces in their entirety the supplements dated September 29, 2003, September 9, 2003, September 8, 2003, June 30, 2003 and March 12, 2003.

DATED OCTOBER 31, 2003

SMALLCAP GROWTH FUND

 Effective October 13, 2003, Chris D. Guinther will be responsible for the day-to-day portfolio management of the SmallCap Growth Fund.


   CHRIS D. GUINTHER. As a portfolio manager at Principal, Mr. Guinter serves as the lead portfolio manager for the firm's small-cap growth portfolios. Prior to joining Principal in 2003, Mr Guinther was a portfolio manager at Banc One Investment Advisors, co-managing the One Group Small-Cap Growth Fund. Prior to that, Mr. Guinther served as a small-cap analyst at Banc One and an investment analyst with Peoples Banking and Trust Co. He received a Bachelor's degree in Business Administration from Ohio University.


DATED SEPTEMBER 29, 2003

LARGECAP S&P 500 INDEX FUND
MIDCAP S&P 400 INDEX FUND
SMALLCAP S&P 600 INDEX FUND

 Effective on October 1, 2003, day-to-day portfolio management of the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds is performed by an investment management team at Principal Global Investors, LLC.
  The team is coordinated by Dirk Laschansky.


   DIRK LASCHANZKY, CFA. As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

DATED SEPTEMBER 9, 2003

BOND & MORTGAGE SECURITIES FUND

 The following sentence replaces the second bullet point of the second paragraph in the Main Strategies to be employed by the Fund:

    . securities rated less than the four highest grades of S&P or Moody's (i.e.
      less than investment grade) but not lower than CCC- (S&P) or Caa
      (Moody's).

 The following sentence is added at the end of the fourth paragraph in the Main Risks to be employed by the Fund:


   These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).

The third and fourth paragraphs of the Derivatives discussion in the "Certain Investment Strategies and Related Risks" section of the prospectus is replaced with the following:

 "There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect an Account from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Accounts may enter into futures contracts and related options transactions for both hedging and non-hedging purposes.


 No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. for example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases of futures. Each Fund may also purchase and sell exchange-traded and over-the-counter derivative instruments to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the markets."


DATED SEPTEMBER 8, 2003

PARTNERS LARGECAP GROWTH FUND II

   As of June 30, 2003 Tim Reynolds joined Prescott LeGard and Gregory Woodhams as portfolio manager of the Partners LargeCap Growth Fund
   II. Mr. Reynolds joined American Century as an analyst in 1999 and was promoted in 2001 to portfolio manager for the core growth strategy. Previously, he was a senior analyst for USAA and a portfolio manager for U.S. Global Investors. He has worked in the financial industry since 1993. Mr. Reynolds holds a master's of science degree in finance from Texas Tech University and a bachelor's of business administration in finance from Texas A&M University.

ON PAGE 53, THE FEES AND EXPENSES TABLE SHOULD BE REVISED AS FOLLOWS:

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES*

                                          ADVISORS                ADVISORS
                                           SELECT                PREFERRED                 SELECT                 PREFERRED
                                            CLASS                  CLASS                   CLASS                    CLASS
 Management Fees..................          0.40%                  0.40%                   0.40%                    0.40%
 12b-1 Fees.......................          0.30                   0.25                    0.10                      N/A
 Other Expenses**.................          0.45                   0.32                    0.28                     0.26
                                            ----                   ----                    ----                     ----
     TOTAL FUND OPERATING EXPENSES          1.15%                  0.97%                   0.78%                    0.66%
 ** Other Expenses:
    Service Fee ..................          0.25%                  0.17%                   0.15%                    0.15%
    Administrative Service Fee ...          0.20                   0.15                    0.13                     0.11
 *The Manager has voluntarily agreed to limit the expenses paid by the Fund through the period ending July 31, 2004. It will pay expenses normally payable by the Fund to the extent necessary to assure that the net asset value of the Fund's shares does not fall to less than one dollar.

DATED JUNE 30, 2003

Correction: The Portfolio Turnover Rate for the High Quality Short-Term Bond Fund shown in the Semiannual Report dated April 30, 2003 for the Principal Investors Fund, Inc. was incorrect. The correct number for all classes is 132.6%.


CAPITAL PRESERVATION FUND AND HIGH QUALITY LONG-TERM BOND FUND

   As of June 16, 2003, Kevin W. Croft is no longer the portfolio manager of these Funds. The Principal Global Investors fixed-income team is responsible for day-to-day management of these Funds.
   Martin J. Schafer is lead portfolio manager for the team. Mr. Schafer specializes in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a bachelor's degree in accounting and finance from the University of Iowa.

SMALLCAP GROWTH FUND

   As of June 9, 2003, John F. McClain is no longer the portfolio manager of this Fund. Mark McGrew and Paul A. Dow are responsible for the day-to-day management of the Fund.

   MARK MCGREW, CFA. Mr. McGrew joined Principal Global Investors in 1995 as an equity analyst. Previously, he was a senior investment officer at Norwest Investment Management. He received an MBA in business and finance from Drake University and a bachelor's degree in business from Central College. Mr. McGrew holds the Chartered Financial Analyst designation. He served as the President of the Iowa Society of Financial Analysts and is a member of the Association for Investment Management and Research (AIMR).

   PAUL A. DOW, CFA. Mr. Dow is managing director of US equities for Principal Global Investors. He joined the firm in January 2002, with over 28 years of prior experience in institutional asset management, including over 17 years direct experience in the management of institutional equity portfolios. Most recently Mr. Dow spent over a decade with First American Asset Management, and its predecessor Piper Capital Management, where he held various positions including, head of equities, chief investment officer, president and chief executive. He received a bachelor's degree from Southwest Missouri State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

PARTNERS MIDCAP VALUE FUND

   Effective May 1, 2003, the following individual has taken over the day-to-day management for the Fund.

   ANDREW WELLINGTON. Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.

DATED MARCH 12, 2003

PARTNERS SMALLCAP GROWTH FUND I

   As of March 29, 2003 the Sub-Advisor for the Partners SmallCap Growth Fund I will be Alliance Capital Management L.P. ("Alliance"). As of December 31, 2002, Alliance managed $387 billion in assets. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

   The day-to-day portfolio management is performed by:

   BRUCE K. ARONOW - Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a B.A. from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

   N. KUMAR KIRPALANI, CFA - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance Capital in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in October of 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a B. Tech from the Indian Institute of Technology and an M.B.A. from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

   SAMANTHA S. LAU - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a B.S., magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

   MARK A. ATTALIENTI - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance Capital in 1999, Mr Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a B.A. in International Studies from Muhlenberg College.

   MICHAEL W. DOHERTY - Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY)(formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working towards a B.A. in Business Administration.

FV 293 S-10


                         PRINCIPAL INVESTORS FUND, INC.






 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



                 The date of this Prospectus is March 1, 2003.


As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................4

 Domestic Stocks - LargeCap Funds
  LargeCap S&P 500 Index Fund...........................................6

  LargeCap Value Fund...................................................8

  Partners LargeCap Blend Fund..........................................10

  Partners LargeCap Growth Fund I.......................................12

  Partners LargeCap Growth Fund II......................................14

  Partners LargeCap Value Fund..........................................16


 Domestic Stocks - MidCap Funds
  MidCap Blend Fund.....................................................18

  MidCap S&P 400 Index Fund.............................................20

  Partners MidCap Growth Fund...........................................22

  Partners MidCap Value Fund............................................24


 Domestic Stocks - SmallCap Funds
  Partners SmallCap Growth Fund I.......................................26

  Partners SmallCap Growth Fund II......................................28

  Partners SmallCap Value Fund I........................................30

  SmallCap Blend Fund...................................................32

  SmallCap S&P 600 Index Fund...........................................34

  SmallCap Value Fund...................................................36


 Fixed Income/Stable Funds
  Bond & Mortgage Securities Fund.......................................38

  Capital Preservation Fund.............................................40

  Government Securities Fund............................................44

  High Quality Intermediate-Term Bond Fund..............................46

  High Quality Long-Term Bond Fund......................................48

  High Quality Short-Term Bond Fund.....................................50

  Money Market Fund.....................................................52


 Balanced/Asset Allocation Funds
  Principal LifeTime Strategic Income Fund..............................54

  Principal LifeTime 2010 Fund..........................................56

  Principal LifeTime 2020 Fund..........................................60

  Principal LifeTime 2030 Fund..........................................64

  Principal LifeTime 2040 Fund..........................................68

  Principal LifeTime 2050 Fund..........................................72


 Real Estate Funds
  Real Estate Fund......................................................76


 International Stock Funds
  International Fund I ..................................................78

  International Fund II.................................................80

General Information

 The Costs of Investing................................................. 82

 Certain Investment Strategies and Related Risks........................ 83

 Management, Organization and Capital Structure......................... 88

 Pricing of Fund Shares................................................. 96

 Purchase of Fund Shares................................................ 97

 Redemption of Fund Shares.............................................. 97

 Exchange of Fund Shares................................................ 98

 Dividends and Distributions............................................ 98

 Fund Account Information............................................... 99

 Financial Highlights................................................... 100

Appendix A..............................................................161

Additional Information..................................................175

FUND DESCRIPTIONS



Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. The Manager has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected.



The Fund offers four different classes of shares through this prospectus, each of which may be purchased through retirement plans. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation.



The Sub-Advisors are:
.. Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Federated Investment Management Company ("Federated")
.. J.P.Morgan Investment Management Inc. ("Morgan")
.. Morgan Stanley Investment Management Inc. doing business as Morgan Stanley
  Asset Management ("Morgan Stanley")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Capital Real Estate Investors, LLC ("Principal Capital - REI")*
.. Principal Global Investors, LLC ("Principal")*
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (New York) Inc. ("UBS Global AM")
  * Principal Management Corporation, Principal, Principal Capital - REI,
    Princor and Principal Life are members of the Principal Financial
    Group/(R)/.



EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

  * Principal Management Corporation and Principal Life are members of the Principal Financial Group/(R)/


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Advisors Select Class's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DOMESTIC STOCKS - LARGECAP FUNDS


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -12.58
2002    -22.89


                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHEST Q4 '01 10.29%
                            LOWEST  Q3 '02  -17.48%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-22.89%; Advisors Preferred Class is -22.67%;
Select Class is -22.61%; and Preferred Class is -22.18%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -22.89              N/A             N/A            -18.28
 ADVISORS PREFERRED
 CLASS.................      -22.67              N/A             N/A            -18.14
 SELECT CLASS..........      -22.61              N/A             N/A            -17.99
 PREFERRED CLASS.......      -22.18              N/A             N/A            -17.72
 S&P 500 Index ........      -22.11            -0.59            9.34
 Morningstar Large
 Blend Category.......       -22.02            -1.47            7.85
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.15%      0.15%      0.15%       0.15%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   0.90%      0.72%      0.53%       0.41%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $92   $287  $498  $1,108
 ADVISORS PREFERRED CLASS                                                               74    230   401     894
 SELECT CLASS                                                                           54    170   296     665
 PREFERRED CLASS                                                                        42    132   230     518

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -7.80
2002    -13.56


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01   6.65%
                            LOWEST  Q3 '02  -15.16%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-13.56%; Advisors Preferred Class is -13.32%;
Select Class is -13.25%; and Preferred Class is -13.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -13.56              N/A              N/A           -9.03
 ADVISORS PREFERRED
 CLASS.................      -13.32              N/A              N/A           -8.87
 SELECT CLASS..........      -13.25              N/A              N/A           -8.71
 PREFERRED CLASS.......      -13.14              N/A              N/A           -8.61
 Russell 1000 Value
 Index ................      -15.52             1.16            10.80
 Morningstar Large
 Value Category........      -18.92            -0.54             8.63
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   0.45%      0.45%      0.45%       0.45%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.20%      1.02%      0.83%       0.71%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $122  $381  $660  $1,455
 ADVISORS PREFERRED CLASS                                                               104   325   563   1,248
 SELECT CLASS                                                                            85   265   460   1,025
 PREFERRED CLASS                                                                         73   227   395     883

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -7.90
2002    -16.96


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  8.29%
                            LOWEST  Q3 '02  -15.62%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-16.96%; Advisors Preferred Class is -16.82%;
Select Class is -16.61%; and Preferred Class is -16.52%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -16.96              N/A             N/A            -11.30
 ADVISORS PREFERRED
 CLASS.................      -16.82              N/A             N/A            -11.12
 SELECT CLASS..........      -16.61              N/A             N/A            -11.02
 PREFERRED CLASS.......      -16.52              N/A             N/A            -10.92
 S&P 500 Index ........      -22.11            -0.59            9.34
 Morningstar Large
 Blend Category.......       -22.02            -1.47            7.85
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.75%      0.75%      0.75%       0.75%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.50%      1.32%      1.13%       1.01%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791
 ADVISORS PREFERRED CLASS                                                               134   418   723   1,590
 SELECT CLASS                                                                           115   359   622   1,375
 PREFERRED CLASS                                                                        103   322   558   1,236

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Fund invests primarily in companies with market capitalizations of $10 billion or more that the Sub-Advisor, MSAM, believes exhibit strong earnings and cash flow growth. MSAM emphasizes individual security selection under normal circumstances. The Fund invests at least 80% of its assets in equity securities. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

MSAM focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. MSAM studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


MSAM considers selling a portfolio holding when it determines the holding no longer meets its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -15.07
2002    -28.41


                          The Fund's Advisors Select highest/lowest quarterly
                          returns during this time period were:
                           HIGHEST Q4 '01  12.73%
                           LOWEST  Q1 '01  -18.23%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-28.41%; Advisors Preferred Class is -27.10%;
Select Class is -28.06%; and Preferred Class is -27.87%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -28.41              N/A             N/A            -23.62
 ADVISORS PREFERRED
 CLASS.................      -27.10              N/A             N/A            -22.86
 SELECT CLASS..........      -28.06              N/A             N/A            -23.30
 PREFERRED CLASS.......      -27.87              N/A             N/A            -23.15
 S&P 500 Index.........      -22.11            -0.59            9.34
 Russell 1000 Growth Index(1)-27.88            -3.84            6.70
 Morningstar Large
 Growth Category......       -27.73            -2.72            6.22
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
(1)  This  index  is now the  benchmark  against  which  the Fund  measures  its performance. The Manager and portfolio manager believe it better represents the universe of  investment  choices open to the Fund under its  investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.75%      0.75%      0.75%       0.75%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.50%      1.32%      1.13%       1.01%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791
 ADVISORS PREFERRED CLASS                                                               134   418   723   1,590
 SELECT CLASS                                                                           115   359   622   1,375
 PREFERRED CLASS                                                                        103   322   558   1,236

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -18.40
2002    -26.52


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST  Q4 '01  14.47%
                            LOWEST   Q1 '01  -19.72%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-26.52%; Advisors Preferred Class is -26.33%;
Select Class is -26.17%; and Preferred Class is -26.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -26.52              N/A             N/A            -24.15
 ADVISORS PREFERRED
 CLASS.................      -26.33              N/A             N/A            -23.97
 SELECT CLASS..........      -26.17              N/A             N/A            -23.84
 PREFERRED CLASS.......      -26.14              N/A             N/A            -23.78
 Russell 1000 Growth
 Index ................      -27.88            -3.84            6.70
 Morningstar Large
 Growth Category.......      -27.73            -2.72            6.22
  Index performance does not reflect deductions for fees,
  expenses or taxes.
  * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   1.00%      1.00%      1.00%       1.00%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.75%      1.57%      1.38%       1.26%
  *Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    4.96
2002    -14.14


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '02  10.54%
                            LOWEST  Q3 '02  -18.62%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-14.14%; Advisors Preferred Class is -12.10%;
Select Class is -13.96%; and Preferred Class is -13.61%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -14.14              N/A              N/A           -2.70
 ADVISORS PREFERRED
 CLASS.................      -12.10              N/A              N/A           -1.50
 SELECT CLASS..........      -13.96              N/A              N/A           -2.40
 PREFERRED CLASS.......      -13.61              N/A              N/A           -2.24
 Russell 1000 Value
 Index ................      -15.52             1.16            10.80
 Morningstar Large
 Value Category.......       -18.92            -0.54             8.63
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.80%      0.80%      0.80%       0.80%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.55%      1.37%      1.18%       1.06%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $158  $490  $845  $1,845
 ADVISORS PREFERRED CLASS                                                               139   434   750   1,646
 SELECT CLASS                                                                           120   375   649   1,432
 PREFERRED CLASS                                                                        108   337   585   1,294

DOMESTIC STOCK - MIDCAP FUNDS


MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -3.93
2002    -9.07


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  9.23%
                            LOWEST  Q3 '01  -10.69%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-9.07%; Advisors Preferred Class is -8.91%;
Select Class is -8.75%; and Preferred Class is -8.63%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       -9.07              N/A             N/A            -4.44
 ADVISORS PREFERRED
 CLASS.................       -8.91              N/A             N/A            -4.23
 SELECT CLASS..........       -8.75              N/A             N/A            -4.11
 PREFERRED CLASS.......       -8.63              N/A             N/A            -3.94
 Russell Midcap Index .      -16.19             2.19            9.91
 Morningstar Mid-Cap
 Blend Category.......       -17.08             2.75            9.79
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.65%      0.65%      0.65%       0.65%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.40%      1.22%      1.03%       0.91%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $143  $443  $766  $1,680
 ADVISORS PREFERRED CLASS                                                               124   387   670   1,477
 SELECT CLASS                                                                           105   328   569   1,259
 PREFERRED CLASS                                                                         93   290   504   1,120

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -1.53
2002    -15.84


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  17.52%
                            LOWEST  Q3 '02  -16.80%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-15.84%; Advisors Preferred Class is -15.71%;
Select Class is -15.53%; and Preferred Class is -15.44%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -15.84              N/A              N/A           -7.24
 ADVISORS PREFERRED
 CLASS.................      -15.71              N/A              N/A           -7.14
 SELECT CLASS..........      -15.53              N/A              N/A           -6.91
 PREFERRED CLASS.......      -15.44              N/A              N/A           -6.82
 S&P MidCap 400 Index .      -14.53             6.40            11.95
 Morningstar Mid-Cap
 Blend Category........      -17.08             2.75             9.79
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   0.15%      0.15%      0.15%       0.15%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   0.90%      0.72%      0.53%       0.41%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $92   $287  $498  $1,108
 ADVISORS PREFERRED CLASS                                                               74    230   401     894
 SELECT CLASS                                                                           54    170   296     665
 PREFERRED CLASS                                                                        42    132   230     518

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -28.04
2002    -32.58


                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHEST Q4 '01 24.92%
                            LOWEST  Q3 '01 -31.51%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-32.58%; Advisors Preferred Class is -31.43%;
Select Class is -32.19%; and Preferred Class is -32.05%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -32.58              N/A             N/A            -31.02
 ADVISORS PREFERRED
 CLASS.................      -31.43              N/A             N/A            -30.40
 SELECT CLASS..........      -32.19              N/A             N/A            -30.72
 PREFERRED CLASS.......      -32.05              N/A             N/A            -30.66
 Russell Midcap Growth
 Index ................      -27.40            -1.82            6.70
 Morningstar Mid-Cap
 Growth Category.......      -27.53            -1.09            6.54
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   1.00%      1.00%      1.00%       1.00%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.75%      1.57%      1.38%       1.26%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -2.52
2002    -10.54


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  10.01%
                            LOWEST  Q3 '02  -14.54%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-10.54%; Advisors Preferred Class is -9.19%;
Select Class is -10.21%; and Preferred Class is -10.10%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -10.54              N/A              N/A           -3.53
 ADVISORS PREFERRED
 CLASS.................       -9.19              N/A              N/A           -2.79
 SELECT CLASS..........      -10.21              N/A              N/A           -3.18
 PREFERRED CLASS.......      -10.10              N/A              N/A           -3.08
 Russell Midcap Value
 Index ................       -9.65             2.95            11.05
 Morningstar Mid-Cap
 Value Category.......       -12.91             3.17            10.26
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    1.00%      1.00%      1.00%       1.00%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.75%      1.57%      1.38%       1.26%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523

DOMESTIC STOCKS - SMALLCAP FUNDS


PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Neuberger Berman analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Neuberger Berman follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may under perform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -14.43
2002    -40.98


                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0126.89%
                            LOWEST Q3 '01-26.61%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-40.98%; Advisors Preferred Class is -40.82%;
Select Class is -40.79%; and Preferred Class is -40.33%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -40.98              N/A             N/A            -26.73
 ADVISORS PREFERRED
 CLASS.................      -40.82              N/A             N/A            -26.59
 SELECT CLASS..........      -40.79              N/A             N/A            -26.45
 PREFERRED CLASS.......      -40.33              N/A             N/A            -26.17
 Russell 2000 Growth
 Index ................      -30.25            -6.58            2.63
 Morningstar Small
 Growth Category.......      -28.42            -1.10            6.25
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   1.10%      1.10%      1.10%       1.10%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.85%      1.67%      1.48%       1.36%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3       5      10
 ADVISORS SELECT CLASS                                                                $188  $582  $1,001  $2,169
 ADVISORS PREFERRED CLASS                                                              170   526     907   1,976
 SELECT CLASS                                                                          151   468     808   1,768
 PREFERRED CLASS                                                                       138   431     745   1,635

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became the Fund' s Sub-Advisor on November 1, 2002. The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -20.88
2002    -25.71


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  29.65%
                            LOWEST  Q3 '01  -31.33%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-25.71%; Advisors Preferred Class is -25.14%;
Select Class is -25.20%; and Preferred Class is -24.90%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SELECT CLASS.                 -25.71                                   N/A                       N/A
 ADVISORS PREFERRED
 CLASS.................                 -25.14                                   N/A                       N/A
 SELECT CLASS..........                 -25.20                                   N/A                       N/A
 PREFERRED CLASS.......                 -24.90                                   N/A                       N/A
 S&P SmallCap 600/Barra
 Growth Index..........                 -15.36                                  0.57                       N/A
 Russell 2000 Growth
 Index/(1)/ ...........                 -30.25                                 -6.58                      2.63
 Morningstar Small
 Growth Category.......                 -28.42                                 -1.10                      6.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
                           LIFE OF FUND*
 ADVISORS SELECT CLASS.       -27.36
 ADVISORS PREFERRED           -27.04
 CLASS.................
 SELECT CLASS..........       -26.98
 PREFERRED CLASS.......       -26.79
 S&P SmallCap 600/Barra
 Growth Index..........
 Russell 2000 Growth
 Index/(1)/ ...........
 Morningstar Small
 Growth Category.......
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   1.00%      1.00%      1.00%       1.00%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.75%      1.57%      1.38%       1.26%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. These characteristics are above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, Morgan ranks these companies within economic sectors according to their relative values. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the Fund will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Fund.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:
.. securities of smaller companies. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
.. unseasoned issuers. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
.. foreign securities. These have risks that are not generally found in securities of U.S. companies. For example, the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. The Fund is not designed for investors seeking income or conservation of capital. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

As the inception date of the Fund is December 30, 2002, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                       ADVISORS  ADVISORS
                                        SELECT   PREFERRED  SELECT   PREFERRED
                                        CLASS      CLASS    CLASS      CLASS
 Management Fees.....................   1.00%      1.00%    1.00%      1.00%
 12b-1 Fees..........................   0.30       0.25     0.10        N/A
 Other Expenses*.....................   0.45       0.32     0.28       0.26
                                        ----       ----     ----       ----
        TOTAL FUND OPERATING EXPENSES   1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee .....................   0.25%      0.17%    0.15%      0.15%
    Administrative Service Fee ......   0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    6.66
2002    -17.51


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  18.03%
                            LOWEST  Q3 '02  -16.16%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-17.51%; Advisors Preferred Class is -17.57%;
Select Class is -17.57%; and Preferred Class is -17.15%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -17.51              N/A             N/A            -3.35
 ADVISORS PREFERRED
 CLASS.................      -17.57              N/A             N/A            -3.24
 SELECT CLASS..........      -17.57              N/A             N/A            -3.20
 PREFERRED CLASS.......      -17.15              N/A             N/A            -2.90
 Russell 2000 Index ...      -20.48            -1.36            7.15
 Morningstar Small
 Blend Category........      -16.17             2.10            7.97
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   0.75%      0.75%      0.75%       0.75%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.50%      1.32%      1.13%       1.01%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791
 ADVISORS PREFERRED CLASS                                                               134   418   723   1,590
 SELECT CLASS                                                                           115   359   622   1,375
 PREFERRED CLASS                                                                        103   322   558   1,236

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    5.64
2002    -15.60


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  20.39%
                            LOWEST  Q3 '02  -18.81%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-15.60%; Advisors Preferred Class is -15.31%;
Select Class is -15.17%; and Preferred Class is -15.08%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -15.60              N/A             N/A            -2.29
 ADVISORS PREFERRED
 CLASS.................      -15.31              N/A             N/A            -2.04
 SELECT CLASS..........      -15.17              N/A             N/A            -1.88
 PREFERRED CLASS.......      -15.08              N/A             N/A            -1.81
 S&P SmallCap 600 Index      -14.63             2.43            9.70
 Morningstar Small
 Blend Category.......       -16.17             2.10            7.97
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.15%      0.15%      0.15%       0.15%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   0.90%      0.72%      0.53%       0.41%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $92   $287  $498  $1,108
 ADVISORS PREFERRED CLASS                                                               74    230   401     894
 SELECT CLASS                                                                           54    170   296     665
 PREFERRED CLASS                                                                        42    132   230     518

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Principal, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    9.33
2002    -3.36


                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0114.53%
                            LOWEST  Q3 '02  -16.36%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-3.36%; Advisors Preferred Class is -3.15%;
Select Class is -3.05%; and Preferred Class is -2.94%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       -3.36              N/A              N/A            5.90
 ADVISORS PREFERRED
 CLASS.................       -3.15              N/A              N/A            6.10
 SELECT CLASS..........       -3.05              N/A              N/A            6.24
 PREFERRED CLASS.......       -2.94              N/A              N/A            6.36
 Russell 2000 Value
 Index ................      -11.42             2.71            10.85
 Morningstar Small
 Value Category........      -10.25             2.86            10.28
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   0.75%      0.75%      0.75%       0.75%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.50%      1.32%      1.13%       1.01%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791
 ADVISORS PREFERRED CLASS                                                               134   418   723   1,590
 SELECT CLASS                                                                           115   359   622   1,375
 PREFERRED CLASS                                                                        103   322   558   1,236

FIXED INCOME/STABLE FUNDS


BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    6.76
2002    8.09


                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ3 '014.03%
                            LOWEST Q4 '01-0.55%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
8.09%; Advisors Preferred Class is 8.58%;
Select Class is 9.38%; and Preferred Class is 8.81%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                          PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       8.09             N/A             N/A             7.82
 ADVISORS PREFERRED
 CLASS.................       8.58             N/A             N/A             8.14
 SELECT CLASS..........       9.38             N/A             N/A             8.63
 PREFERRED CLASS ......
                              8.81             N/A             N/A             8.45
 Lehman Brothers
 Aggregate Bond Index .      10.26            7.54            7.51
 Morningstar
 Intermediate-Term Bond
 Category .............       7.88            6.20            6.69
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   0.55%      0.55%      0.55%       0.55%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.30%      1.12%      0.93%       0.81%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $132  $412  $713  $1,568
 ADVISORS PREFERRED CLASS                                                               114   356   617   1,363
 SELECT CLASS                                                                            95   296   515   1,143
 PREFERRED CLASS                                                                         83   259   450   1,002

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
.. credit risk - the possibility that the issuer does not make timely payments of principle or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;
.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.

Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    3.37


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q3 '01  0.95%
                            LOWEST  Q4 '02  0.78%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
3.37%; Advisors Preferred Class is 3.56%;
Select Class is 3.76%; and Preferred Class is 3.88%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.     3.37           N/A           N/A             3.54
 ADVISORS PREFERRED
 CLASS.................     3.56           N/A           N/A             3.72
 SELECT CLASS..........     3.76           N/A           N/A             3.89
 PREFERRED CLASS ......
                            3.88           N/A           N/A             4.04
 Lehman Brothers Mutual
 Fund U.S. Govt. 1-3
 Year Index............     6.28          6.63          6.17
 Morningstar Short-Term
 Bond Category.........     5.24          5.75          5.78
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS              ADVISORS
                                               SELECT               PREFERRED               SELECT                 PREFERRED
                                               CLASS                  CLASS                  CLASS                   CLASS
 Management Fees......................         0.52%                  0.52%                  0.52%                   0.52%
 12b-1 Fees...........................         0.30                   0.25                   0.10                     N/A
 Wrapper Agreement Premiums...........         0.12                   0.12                   0.12                    0.12
 Other Expenses*......................         0.45                   0.32                   0.28                    0.26
                                               ----                   ----                   ----                    ----
         TOTAL FUND OPERATING EXPENSES         1.39%                  1.21%                  1.02%                   0.90%
 Wrapper Expense Reimbursement**......         0.04                   0.04                   0.04                    0.04
                                               ----                   ----                   ----                    ----
                          NET EXPENSES         1.35%                  1.17%                  0.98%                   0.86%
 * Other Expenses:
    Service Fee ......................         0.25%                  0.17%                  0.15%                   0.15%
    Administrative Service Fee .......         0.20                   0.15                   0.13                    0.11
 **
  The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Net Expenses will not exceed 1.35%, 1.17%, 0.98% and 0.86%, respectively. The Board of Directors may terminate this expense reimbursement arrangement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $137  $428  $739  $1,624
 ADVISORS PREFERRED CLASS                                                               119   372   644   1,420
 SELECT CLASS                                                                           100   312   542   1,201
 PREFERRED CLASS                                                                         88   274   477   1,061




GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    6.27
2002    7.89


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST     Q3 '01  4.01%
                            LOWEST      Q4 '01 -0.35%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
7.89%; Advisors Preferred Class is 7.98%;
Select Class is 8.39%; and Preferred Class is 8.51%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      7.89           N/A            N/A             7.33
 ADVISORS PREFERRED
 CLASS.................      7.98           N/A            N/A             7.51
 SELECT CLASS..........      8.39           N/A            N/A             7.79
 PREFERRED CLASS.......      8.51           N/A            N/A             7.91
 Lehman Brothers
 Mortgage Backed
 Securities Index......      8.75          7.34           7.27
 Morningstar
 Intermediate
 Government Category...      9.07          6.53           6.49
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   0.40%      0.40%      0.40%       0.40%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.15%      0.97%      0.78%       0.66%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398
 ADVISORS PREFERRED CLASS                                                                99   309   536   1,190
 SELECT CLASS                                                                            80   249   433     966
 PREFERRED CLASS                                                                         67   211   368     822

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    6.62
2002    9.07


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST     Q3 '01  4.52%
                            LOWEST      Q4 '01  -0.79%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
9.07%; Advisors Preferred Class is 9.26%;
Select Class is 9.47%; and Preferred Class is 9.58%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                          PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       9.07             N/A             N/A             8.23
 ADVISORS PREFERRED
 CLASS.................       9.26             N/A             N/A             8.41
 SELECT CLASS..........       9.47             N/A             N/A             8.60
 PREFERRED CLASS.......       9.58             N/A             N/A             8.81
 Lehman Brothers
 Aggregate Bond Index .      10.26            7.54            7.51
 Morningstar
 Intermediate-Term Bond
 Category .............       7.88            6.20            6.69
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.40%      0.40%      0.40%       0.40%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.15%      0.97%      0.78%       0.66%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398
 ADVISORS PREFERRED CLASS                                                                99   309   536   1,190
 SELECT CLASS                                                                            80   249   433     966
 PREFERRED CLASS                                                                         67   211   368     822

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally is greater than six years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    5.35
2002    10.37


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q3 '02  5.93%
                            LOWEST  Q1 '02  -0.93%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
10.37%; Advisors Preferred Class is 10.57%;
Select Class is 10.78%; and Preferred Class is 10.92%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.     10.37          N/A           N/A             8.44
 ADVISORS PREFERRED
 CLASS.................     10.57          N/A           N/A             8.62
 SELECT CLASS..........     10.78          N/A           N/A             8.81
 PREFERRED CLASS.......     10.92          N/A           N/A             8.84
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index...........      14.81         8.10          9.03
 Morningstar Long-Term
 Bond Category........       8.60         5.89          6.97
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.40%      0.40%      0.40%       0.40%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.15%      0.97%      0.78%       0.66%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398
 ADVISORS PREFERRED CLASS                                                                99   309   536   1,190
 SELECT CLASS                                                                            80   249   433     966
 PREFERRED CLASS                                                                         67   211   368     822

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    6.44
2002    6.98


                          The Fund's Advisors Select highest/lowest quarterly
                          returns during this time period were:
                           HIGHEST      Q3 '01  3.68%
                           LOWEST       Q4 '01  -1.10%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
6.98%; Advisors Preferred Class is 7.37%;
Select Class is 6.55%; and Preferred Class is 7.50%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.     6.98           N/A           N/A             7.03
 ADVISORS PREFERRED
 CLASS.................     7.37           N/A           N/A             7.36
 SELECT CLASS..........     6.55           N/A           N/A             7.05
 PREFERRED CLASS.......     7.50           N/A           N/A             7.56
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................     8.12          7.12          6.62
 Morningstar Short-Term
 Bond Category........      5.24          5.75          5.78
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.40%      0.40%      0.40%       0.40%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.15%      0.97%      0.78%       0.66%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398
 ADVISORS PREFERRED CLASS                                                                99   309   536   1,190
 SELECT CLASS                                                                            80   249   433     966
 PREFERRED CLASS                                                                         67   211   368     822

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    3.28
2002    0.72


                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
0.72%; Advisors Preferred Class is 0.91%;
Select Class is 1.10%; and Preferred Class is 1.23%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.     0.72          N/A            N/A             2.12
 ADVISORS PREFERRED
 CLASS.................     0.91          N/A            N/A             2.30
 SELECT CLASS..........     1.10          N/A            N/A             2.50
 PREFERRED CLASS.......     1.23          N/A            N/A             2.62

 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.40%      0.40%      0.40%       0.40%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.15%      0.97%      0.78%       0.66%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398
 ADVISORS PREFERRED CLASS                                                                99   309   536   1,190
 SELECT CLASS                                                                            80   249   433     966
 PREFERRED CLASS                                                                         67   211   368     822

BALANCED/ASSET ALLOCATION FUNDS


PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.


FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             29.6%    Partners LargeCap            3.8%
      Securities                           Growth I
      High-Quality Short-Term     19.4     Partners LargeCap Value      5.4
      Bond
      International I              6.6     Partners SmallCap            1.4
                                           Growth I
      LargeCap Growth              4.2     Preferred Securities        10.4
      LargeCap Value               5.9     SmallCap Growth              2.0
      Money Market                 8.0     SmallCap Value               3.3



Based on this allocation, the weighted average management fee of the underlying funds is 0.59%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -2.42


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  2.88%
                            LOWEST  Q3 '02  -3.54%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-2.42%; Advisors Preferred Class is -2.25%;
Select Class is -2.06%; and Preferred Class is -1.94%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        -2.42            N/A               N/A            -0.72
 ADVISORS PREFERRED
 CLASS................        -2.25            N/A               N/A            -0.53
 SELECT CLASS.........        -2.06            N/A               N/A            -0.33
 PREFERRED CLASS......        -1.94            N/A               N/A            -0.19
 S&P 500 Index ........      -22.11             -0.59           9.34
 Lehman Brothers
 Aggregate Bond Index .       10.26              7.54           7.51
 Morningstar Domestic
 Hybrid Category.......       -9.67              1.49           7.04
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS              ADVISORS
                                               SELECT               PREFERRED               SELECT                 PREFERRED
                                               CLASS                  CLASS                  CLASS                   CLASS
 Management Fees*.....................        0.1225                 0.1225                 0.1225                  0.1225
 12b-1 Fees...........................        0.3000                 0.2500                 0.1000                     N/A
 Other Expenses**.....................        0.4500                 0.3200                 0.2800                  0.2600
                                              ------                 ------                 ------                  ------
         TOTAL FUND OPERATING EXPENSES        0.8725                 0.6925                 0.5025                  0.3825
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee .......................          0.25%                  0.17%                  0.15%                   0.15%
   Administrative Service Fee ........          0.20                   0.15                   0.13                    0.11

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075
 ADVISORS PREFERRED CLASS                                           71    221   386     862
 SELECT CLASS                                                       51    161   281     631
 PREFERRED CLASS                                                    39    123   215     484

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              22.9%    Partners LargeCap           4.1%
      Securities                            Growth I
      Government Securities        12.2     Partners LargeCap Value     7.2
      High-Quality Short-Term      12.6     Partners SmallCap           1.9
      Bond                                  Growth I
      International I               8.9     Preferred Securities        8.8
      LargeCap Growth               6.7     SmallCap Growth             2.3
      LargeCap Value                8.0     SmallCap Value              4.4


Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.



The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -5.07


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  3.87%
                            LOWEST  Q3 '02  -5.56%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-5.07%; Advisors Preferred Class is -4.89%;
Select Class is -4.71%; and Preferred Class is -4.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       -5.07            N/A               N/A            -2.67
 ADVISORS PREFERRED
 CLASS.................       -4.89            N/A               N/A            -2.48
 SELECT CLASS..........       -4.71            N/A               N/A            -2.27
 PREFERRED CLASS.......       -4.70            N/A               N/A            -2.20
 S&P 500 Index ........      -22.11             -0.59           9.34
 Lehman Brothers
 Aggregate Bond Index .       10.26              7.54           7.51
 Morningstar Domestic
 Hybrid Category......        -9.67              1.49           7.04
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            ADVISORS                ADVISORS
                                             SELECT                PREFERRED                SELECT                PREFERRED
                                              CLASS                  CLASS                  CLASS                   CLASS
 Management Fees*...................         0.1225                 0.1225                 0.1225                  0.1225
 12b-1 Fees.........................         0.3000                 0.2500                 0.1000                     N/A
 Other Expenses**...................         0.4500                 0.3200                 0.2800                  0.2600
                                             ------                 ------                 ------                  ------
       TOTAL FUND OPERATING EXPENSES         0.8725                 0.6925                 0.5025                  0.3825
  *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee .....................           0.25%                  0.17%                  0.15%                   0.15%
   Administrative Service Fee ......           0.20                   0.15                   0.13                    0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075
 ADVISORS PREFERRED CLASS                                           71    221   386     862
 SELECT CLASS                                                       51    161   281     631
 PREFERRED CLASS                                                    39    123   215     484




PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    25.0%    Partners LargeCap          5.7%
                                             Growth I
      Government Securities         13.4     Partners LargeCap          8.7
                                             Value
      International Emerging         2.2     Partners SmallCap          2.3
      Markets                                Growth I
      International I                9.0     Preferred Securities       7.2
      LargeCap Growth                7.9     SmallCap Growth            3.0
      LargeCap Value                10.1     SmallCap Value             5.5



Based on this allocation, the weighted average management fee of the underlying funds is 0.65%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.



The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   7.68


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  5.73%
                            LOWEST  Q3 '02  -7.78%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-7.68%; Advisors Preferred Class is -7.51%;
Select Class is -7.34%; and Preferred Class is -7.24%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       -7.68            N/A               N/A            -4.19
 ADVISORS PREFERRED
 CLASS.................       -7.51            N/A               N/A            -4.01
 SELECT CLASS..........       -7.34            N/A               N/A            -3.86
 PREFERRED CLASS.......       -7.24            N/A               N/A            -3.74
 S&P 500 Index ........      -22.11             -0.59           9.34
 Lehman Brothers
 Aggregate Bond Index .       10.26              7.54           7.51
 Morningstar Domestic
 Hybrid Category......        -9.67              1.49           7.04
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS              ADVISORS
                                               SELECT               PREFERRED               SELECT                 PREFERRED
                                               CLASS                  CLASS                  CLASS                   CLASS
 Management Fees*.................            0.1225                 0.1225                 0.1225                  0.1225
 12b-1 Fees.......................            0.3000                 0.2500                 0.1000                     N/A
 Other Expenses**.................            0.4500                 0.3200                 0.2800                  0.2600
                                              ------                 ------                 ------                  ------
         TOTAL FUND OPERATING EXPENSES        0.8725                 0.6925                 0.5025                  0.3825
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee .......................          0.25%                  0.17%                  0.15%                   0.15%
   Administrative Service Fee ........          0.20                   0.15                   0.13                    0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075
 ADVISORS PREFERRED CLASS                                           71    221   386     862
 SELECT CLASS                                                       51    161   281     631
 PREFERRED CLASS                                                    39    123   215     484

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              18.8%    Partners LargeCap           7.3%
      Securities                            Growth I
      Government Securities        10.2     Partners LargeCap          11.8
                                            Value
      International Emerging        2.2     Partners SmallCap           2.9
      Markets                               Growth I
      International I              11.2     Preferred Securities        5.5
      LargeCap Growth               8.8     SmallCap Growth             3.5
      LargeCap Value               11.2     SmallCap Value              6.6



Based on this allocation, the weighted average management fee of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.



The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -10.72


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  6.67%
                            LOWEST  Q3 '02  -10.11%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-10.72%; Advisors Preferred Class is -10.46%;
Select Class is -10.39%; and Preferred Class is -10.28%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -10.72            N/A               N/A            -6.45
 ADVISORS PREFERRED
 CLASS.................      -10.46            N/A               N/A            -6.22
 SELECT CLASS..........      -10.39            N/A               N/A            -6.08
 PREFERRED CLASS.......      -10.28            N/A               N/A            -5.96
 S&P 500 Index ........      -22.11             -0.59           9.34
 Lehman Brothers
 Aggregate Bond Index .       10.26              7.54           7.51
 Morningstar Domestic
 Hybrid Category......        -9.67              1.49           7.04
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS              ADVISORS
                                               SELECT               PREFERRED               SELECT                 PREFERRED
                                               CLASS                  CLASS                  CLASS                   CLASS
 Management Fees*.................            0.1225                 0.1225                 0.1225                  0.1225
 12b-1 Fees.......................            0.3000                 0.2500                 0.1000                     N/A
 Other Expenses**.................            0.4500                 0.3200                 0.2800                  0.2600
                                              ------                 ------                 ------                  ------
         TOTAL FUND OPERATING EXPENSES        0.8725                 0.6925                 0.5025                  0.3825
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee .......................          0.25%                  0.17%                  0.15%                   0.15%
   Administrative Service Fee ........          0.20                   0.15                   0.13                    0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075
 ADVISORS PREFERRED CLASS                                           71    221   386     862
 SELECT CLASS                                                       51    161   281     631
 PREFERRED CLASS                                                    39    123   215     484



PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              19.6%    Partners LargeCap           9.2%
      Securities                            Growth I
      International Emerging        2.2     Partners LargeCap          13.2
      Markets                               Value
      International I              11.2     Partners SmallCap           3.3
                                            Growth I
      International SmallCap        2.2     Preferred Securities        3.9
      LargeCap Growth               9.8     SmallCap Growth             4.1
      LargeCap Value               13.6     SmallCap Value              7.7

Based on this allocation, the weighted average management fee of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -13.25


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  8.68%
                            LOWEST  Q3 '02  -12.12%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-13.25%; Advisors Preferred Class is -13.09%;
Select Class is -13.03%; and Preferred Class is -12.82%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -13.25            N/A               N/A            -6.97
 ADVISORS PREFERRED
 CLASS.................      -13.09            N/A               N/A            -6.78
 SELECT CLASS..........      -13.03            N/A               N/A            -6.65
 PREFERRED CLASS.......      -12.82            N/A               N/A            -6.47
 S&P 500 Index ........      -22.11             -0.59           9.34
 Lehman Brothers
 Aggregate Bond Index .       10.26              7.54           7.51
 Morningstar Domestic
 Hybrid Category......        -9.67              1.49           7.04
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS              ADVISORS
                                               SELECT               PREFERRED               SELECT                 PREFERRED
                                               CLASS                  CLASS                  CLASS                   CLASS
 Management Fees*.................            0.1225                 0.1225                 0.1225                  0.1225
 12b-1 Fees.......................            0.3000                 0.2500                 0.1000                     N/A
 Other Expenses**.................            0.4500                 0.3200                 0.2800                  0.2600
                                              ------                 ------                 ------                  ------
         TOTAL FUND OPERATING EXPENSES        0.8725                 0.6925                 0.5025                  0.3825
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee .......................          0.25%                  0.17%                  0.15%                   0.15%
   Administrative Service Fee ........          0.20                   0.15                   0.13                    0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075
 ADVISORS PREFERRED CLASS                                           71    221   386     862
 SELECT CLASS                                                       51    161   281     631
 PREFERRED CLASS                                                    39    123   215     484

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of December 31, 2002, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              10.2%    Partners LargeCap          10.6%
      Securities                            Growth I
      International Emerging        3.3     Partners LargeCap          15.4
      Markets                               Value
      International I              11.2     Partners SmallCap           3.9
                                            Growth I
      International SmallCap        3.3     Preferred Securities        2.0
      LargeCap Growth              11.1     SmallCap Growth             4.6
      LargeCap Value               15.4     SmallCap Value              9.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    -16.31


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  9.77%
                            LOWEST  Q3 '02  -14.90%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-16.31%; Advisors Preferred Class is -16.26%;
Select Class is -16.01%; and Preferred Class is -15.91%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -16.31            N/A               N/A            -10.06
 ADVISORS PREFERRED
 CLASS.................      -16.26            N/A               N/A             -9.94
 SELECT CLASS..........      -16.01            N/A               N/A             -9.76
 PREFERRED CLASS.......      -15.91            N/A               N/A             -9.64
 S&P 500 Index ........      -22.11             -0.59           9.34
 Lehman Brothers
 Aggregate Bond Index .       10.26              7.54           7.51
 Morningstar Large
 Blend Category.......       -22.02             -1.47           7.85
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS              ADVISORS
                                               SELECT               PREFERRED               SELECT                 PREFERRED
                                               CLASS                  CLASS                  CLASS                   CLASS
 Management Fees*.................            0.1225                 0.1225                 0.1225                  0.1225
 12b-1 Fees.......................            0.3000                 0.2500                 0.1000                     N/A
 Other Expenses**.................            0.4500                 0.3200                 0.2800                  0.2600
                                              ------                 ------                 ------                  ------
         TOTAL FUND OPERATING EXPENSES        0.8725                 0.6925                 0.5025                  0.3825
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee .......................          0.25%                  0.17%                  0.15%                   0.15%
   Administrative Service Fee ........          0.20                   0.15                   0.13                    0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075
 ADVISORS PREFERRED CLASS                                           71    221   386     862
 SELECT CLASS                                                       51    161   281     631
 PREFERRED CLASS                                                    39    123   215     484




REAL ESTATE FUNDS


REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    7.49
2002    7.05


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '01  9.76%
                            LOWEST  Q3 '02  -6.64%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
7.05%; Advisors Preferred Class is 7.97%;
Select Class is 7.52%; and Preferred Class is 7.56%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                          PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      7.05             N/A            N/A             8.79
 ADVISORS PREFERRED
 CLASS.................      7.97             N/A            N/A             9.34
 SELECT CLASS..........      7.52             N/A            N/A             9.22
 PREFERRED CLASS.......      7.56             N/A            N/A             9.25
 Morgan Stanley REIT
 Index ................      3.64            3.30            N/A
 Morningstar Specialty
 - Real Estate Category      4.10            2.99           8.86
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees.................    0.85%      0.85%      0.85%       0.85%
 12b-1 Fees......................    0.30       0.25       0.10         N/A
 Other Expenses*.................    0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.60%      1.42%      1.23%       1.11%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $163  $505  $871  $1,900
 ADVISORS PREFERRED CLASS                                                               145   449   776   1,702
 SELECT CLASS                                                                           125   390   676   1,489
 PREFERRED CLASS                                                                        113   353   612   1,352

INTERNATIONAL STOCK FUNDS


INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -24.95
2002    -17.13


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01  8.69%
                            LOWEST  Q3 '02  -18.87%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-17.13%; Advisors Preferred Class is -16.84%;
Select Class is -16.68%; and Preferred Class is -16.34%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.     -17.13           N/A           N/A            -19.11
 ADVISORS PREFERRED
 CLASS.................     -16.84           N/A           N/A            -18.87
 SELECT CLASS..........     -16.68           N/A           N/A            -18.73
 PREFERRED CLASS.......     -16.34           N/A           N/A            -18.57
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............     -15.94         -2.93          3.98
 Morningstar Foreign
 Stock Category........     -16.35         -2.09          4.86
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                       ADVISORS  ADVISORS
                                        SELECT   PREFERRED  SELECT   PREFERRED
                                        CLASS      CLASS    CLASS      CLASS
 Management Fees.....................   0.90%      0.90%    0.90%      0.90%
 12b-1 Fees..........................   0.30       0.25     0.10        N/A
 Other Expenses*.....................   0.45       0.32     0.28       0.26
                                        ----       ----     ----       ----
        TOTAL FUND OPERATING EXPENSES   1.65%      1.47%    1.28%      1.16%
 * Other Expenses:
    Service Fee .....................   0.25%      0.17%    0.15%      0.15%
    Administrative Service Fee ......   0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $168  $520  $897  $1,955
 ADVISORS PREFERRED CLASS                                                               150   465   803   1,757
 SELECT CLASS                                                                           130   406   702   1,545
 PREFERRED CLASS                                                                        118   368   638   1,409

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Principal became the Sub-Advisor to the Fund on November 1, 2002.


The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -21.75
2002    -16.84


                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '01   7.70%
                            LOWEST  Q3 '02  -21.59%


Year-to-date return as of December 31, 2002 for the: Advisors Select Class is
-16.84%; Advisors Preferred Class is -13.78%;
Select Class is -16.46%; and Preferred Class is -16.35%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2002

                         PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.     -16.84           N/A           N/A            -18.91
 ADVISORS PREFERRED
 CLASS.................     -13.78           N/A           N/A            -17.36
 SELECT CLASS..........     -16.46           N/A           N/A            -18.58
 PREFERRED CLASS.......     -16.35           N/A           N/A            -18.54
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............     -15.94         -2.93          3.98
 Morningstar Foreign
 Stock Category........     -16.35         -2.09          4.86
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS  ADVISORS
                                     SELECT   PREFERRED   SELECT     PREFERRED
                                     CLASS      CLASS      CLASS       CLASS
 Management Fees..................   1.00%      1.00%      1.00%       1.00%
 12b-1 Fees.......................   0.30       0.25       0.10         N/A
 Other Expenses*..................   0.45       0.32       0.28        0.26
                                     ----       ----       ----        ----
     TOTAL FUND OPERATING EXPENSES   1.75%      1.57%      1.38%       1.26%
 * Other Expenses:
    Service Fee ..................   0.25%      0.17%      0.15%       0.15%
    Administrative Service Fee ...   0.20       0.15       0.13        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062
 ADVISORS PREFERRED CLASS                                                               160   496   855   1,867
 SELECT CLASS                                                                           140   437   755   1,657
 PREFERRED CLASS                                                                        128   400   692   1,523

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select, Advisors Preferred and Select classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund mayinvest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market

Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Principal SmallCap Value Fund I as it has been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.


The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2002, the mutual funds it manages had assets of approximately $6.0 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.



THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.


SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2002, Alliance managed $387 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.




JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University, and is a Chartered Financial Analyst.

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2002, American Century managed over $72.1 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams





PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.



SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2002, Federated managed $195 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore





LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.




SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2002, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $515 billion.

                                        DAY-TO-DAY
           FUND                         ACCOUNT MANAGEMENT
           ----                         ------------------
           Partners SmallCap Value I    Christopher T. Blum





CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his B.B.A. in finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



SUB-ADVISOR: Morgan Stanley Investment Management Inc., which does business in certain instances (including in its role as sub-advisor to Partners LargeCap Growth Fund I) as Morgan Stanley Asset Management ("MSAM"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2002, Morgan Stanley Asset Management, together with its affiliated asset management companies, had approximately $376 billion in asset under management with approximately $156 billion in institutional assets.


Day-to-day portfolio management of the Partners LargeCap Growth Fund I is performed by an investment management team at Morgan Stanley Asset Management. .. Partners LargeCap Growth Fund I- LargeCap Growth Team. Current members of the team include: William Auslander, Managing Director and Jeffrey Alvino, Executive Director.


SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $56.0 billion in total assets (as of December 31, 2002) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
                                        Andrew Wellington
           Partners SmallCap Growth I   Jon D. Brorson
                                        David H. Burshtan







JON D. . BRORSON, CFA . Mr. Brorson is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading. He earned an MBA in Finance at DePaul University and a BA in Economics from North Park College. He has earned the right to use the Chartered Financial Analyst designation.



DAVID H. BURSHTAN . Mr. Burshtan is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Burshtan has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. He earned an MBA in Finance from the University of Chicago and a BA in Economics from Brown University.

ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman, since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.




ANDREW WELLINGTON . Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.




SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2002, were approximately $22.2 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush





KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. Assets under management as of December 31, 2002 exceeded $94.4 billion. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
           Capital Preservation                 Kevin W. Croft
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           International I                      Kurtis D. Spieler
           International II                     Mustafa Sagun
           LargeCap S&P 500 Index               Robert Baur
                                                Rhonda VanderBeek
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Robert Baur
                                                Rhonda VanderBeek
           Money Market                         Michael R. Johnson
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2020              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2030              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2040              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2050              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime Strategic Income  Dirk Laschanzky
                                                Douglas R. Ramsey
           SmallCap Blend                       Mustafa Sagun
           SmallCap S&P 600 Index               Robert Baur
                                                Rhonda VanderBeek
           SmallCap Value                       Thomas Morabito

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ROBERT BAUR, PH.D Dr. Baur joined Principal in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



KEVIN W. CROFT, CFA As a portfolio manager for Principal, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON Mr. Johnson directs securities trading for Principal. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



DIRK LASCHANZKY, CFA As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA Mr. Ramsey joined Principal in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Principal's value team with responsibility for equity securities analysis and strategy. Prior to joining Principal, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



ALICE ROBERTSON Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



MARTIN J. SCHAFER Mr. Schafer is a portfolio manager for Principal specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



KURTIS D. SPIELER, CFA Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Principal in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK Ms. VanderBeek directs trading operations for the Principal index accounts. She joined the Principal in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.



TIMOTHY R. WARRICK, CFA Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2002, Turner had discretionary management authority with respect to approximately $8 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner





CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. Mr. Turner is a Chartered Financial Analyst.



SUB-ADVISOR: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2002, UBS Global AM managed approximately $12.3 billion in assets and the Group managed approximately $403 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.





PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.

DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 was:

       Bond & Mortgage
       Securities                 0.55%     Partners LargeCap Value      0.80%
       Capital Preservation       0.52%     Partners MidCap Growth       1.00%
       Government Securities      0.40%     Partners MidCap Value        1.00%
       High Quality                         Partners SmallCap Growth
       Intermediate-Term Bond     0.40%     I                            1.10%
       High Quality Long-Term               Partners SmallCap Growth
       Bond                       0.40%     II                           1.00%
       High Quality Short-Term
       Bond                       0.40%     Principal LifeTime 2010    0.1225%
       International I            0.90%     Principal LifeTime 2020    0.1225%
       International II           1.00%     Principal LifeTime 2030    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2040    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       MidCap Blend               0.65%     Strategic Income           0.1225%
       MidCap S&P 400 Index       0.15%     Real Estate                  0.85%
       Money Market               0.40%     SmallCap Blend               0.75%
       Partners LargeCap Blend    0.75%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Growth
       I                          0.75%     SmallCap Value               0.75%
       Partners LargeCap Growth
       II                         1.00%




The Partners SmallCap Value Fund I has entered into an agreement with the Manager under which the Fund will pay the Manager 1.00% (an annual rate calculated as a percentage of the average daily net assets).


The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value I Funds have received the necessary shareholder approval and intend to rely on the order.

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.

.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

.. The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.


  In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY). . Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).


The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
.. the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
.. the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
.. the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
.. they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:
.. money market instruments;
.. fixed-income investments having a targeted duration of 3 years or less; or .. any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.
  * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


DIVIDENDS AND DISTRIBUTIONS

The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-
Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from financial statements that were audited by Ernst & Young LLP.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.05)    0.64
                         -----     ----
 Total From Investment
            Operations    0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.44)   (0.49)
 Distributions from
  Realized Gains......   (0.06)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.50)   (0.49)
                         -----    -----
Net Asset Value, End
 of Period............  $10.59   $10.68
                        ======   ======
Total Return..........    4.08%   10.95%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..    1.12%    1.12%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.35%    5.03%/(c)/
 Portfolio Turnover
  Rate................    46.7%   124.7%/(c)/

                          2002    2001/(A)/
                          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)    0.63
                         -----     ----
 Total From Investment
            Operations    0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.43)   (0.47)
 Distributions from
  Realized Gains......   (0.06)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.49)   (0.47)
                         -----    -----
Net Asset Value, End
 of Period............  $10.57   $10.67
                        ======   ======
Total Return..........    3.80%   10.69%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $388   $2,669
 Ratio of Expenses to
  Average Net Assets..    1.30%    1.30%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.27%    4.85%/(c)/
 Portfolio Turnover
  Rate................    46.7%   124.7%/(c)/

                          2002    2001/(A)/
                          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)    0.64
                         -----     ----
 Total From Investment
            Operations    0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.48)   (0.51)
 Distributions from
  Realized Gains......   (0.06)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.54)   (0.51)
                         -----    -----
Net Asset Value, End
 of Period............  $10.60   $10.68
                        ======   ======
Total Return..........    4.50%   11.20%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..    0.81%    0.81%
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.51%    5.59%
 Portfolio Turnover
  Rate................    46.7%   124.7%

                          2002    2001/(A)/
                          ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.58)    0.62
                         -----     ----
 Total From Investment
            Operations    0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.46)   (0.50)
 Distributions from
  Realized Gains......   (0.06)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.52)   (0.50)
                         -----    -----
Net Asset Value, End
 of Period............  $10.65   $10.67
                        ======   ======
Total Return..........    4.96%   11.03%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $113   $2,668
 Ratio of Expenses to
  Average Net Assets..    0.92%    0.93%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.69%    5.22%/(c)/
 Portfolio Turnover
  Rate................    46.7%   124.7%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.36     0.15
                          ----     ----
 Total From Investment
            Operations    0.36     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.36)   (0.15)
                         -----    -----
   Total Dividends and
         Distributions   (0.36)   (0.15)
                         -----    -----
Net Asset Value, End
 of Period............  $10.00   $10.00
                        ======   ======
Total Return..........    3.68%    1.51%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..    1.17%    1.17%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.61%    3.93%/(c)/
 Portfolio Turnover
  Rate................    13.6%    31.1%/(c)/

                          2002    2001/(A)/
                          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.34     0.14
                          ----     ----
 Total From Investment
            Operations    0.34     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.34)   (0.14)
                         -----    -----
   Total Dividends and
         Distributions   (0.34)   (0.14)
                         -----    -----
Net Asset Value, End
 of Period............  $10.00   $10.00
                        ======   ======
Total Return..........    3.50%    1.44%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..    1.35%    1.35%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.43%    3.75%/(c)/
 Portfolio Turnover
  Rate................    13.6%    31.1%/(c)/

                          2002    2001/(A)/
                          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.39     0.16
                          ----     ----
 Total From Investment
            Operations    0.39     0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.39)   (0.16)
                         -----    -----
   Total Dividends and
         Distributions   (0.39)   (0.16)
                         -----    -----
Net Asset Value, End
 of Period............  $10.00   $10.00
                        ======   ======
Total Return..........    4.00%    1.63%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..    0.86%    0.86%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.92%    4.24%/(c)/
 Portfolio Turnover
  Rate................    13.6%    31.1%/(c)/

                          2002    2001/(A)/
                          ----    ----
CAPITAL PRESERVATION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.38     0.15
                          ----     ----
 Total From Investment
            Operations    0.38     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.38)   (0.15)
                         -----    -----
   Total Dividends and
         Distributions   (0.38)   (0.15)
                         -----    -----
Net Asset Value, End
 of Period............  $10.00   $10.00
                        ======   ======
Total Return..........    3.88%    1.54%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..    0.98%    0.98%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.80%    4.12%/(c)/
 Portfolio Turnover
  Rate................    13.6%    31.1%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.23)    0.45
                         -----     ----
 Total From Investment
            Operations    0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.49)   (0.50)
                         -----    -----
   Total Dividends and
         Distributions   (0.49)   (0.50)
                         -----    -----
Net Asset Value, End
 of Period............  $10.55   $10.52
                        ======   ======
Total Return..........    5.09%    9.38%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $236   $2,630
 Ratio of Expenses to
  Average Net Assets..    0.97%    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.77%    5.29%/(c)/
 Portfolio Turnover
  Rate................    49.9%    36.1%/(c)/

                          2002    2001/(A)/
                          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)    0.45
                         -----     ----
 Total From Investment
            Operations    0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.47)   (0.49)
                         -----    -----
   Total Dividends and
         Distributions   (0.47)   (0.49)
                         -----    -----
Net Asset Value, End
 of Period............  $10.55   $10.51
                        ======   ======
Total Return..........    5.00%    9.13%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $582   $2,657
 Ratio of Expenses to
  Average Net Assets..    1.15%    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.55%    5.12%/(c)/
 Portfolio Turnover
  Rate................    49.9%    36.1%/(c)/

                          2002    2001/(A)/
                          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09     0.48
                          ----     ----
 Total From Investment
            Operations    0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.52)   (0.53)
                         -----    -----
   Total Dividends and
         Distributions   (0.52)   (0.53)
                         -----    -----
Net Asset Value, End
 of Period............  $10.57   $10.52
                        ======   ======
Total Return..........    5.61%    9.63%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..    0.66%    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.96%    5.74%/(c)/
 Portfolio Turnover
  Rate................    49.9%    36.1%/(c)/

                          2002    2001/(A)/
                          ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.62)    0.46
                         -----     ----
 Total From Investment
            Operations    0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.51)   (0.52)
                         -----    -----
   Total Dividends and
         Distributions   (0.51)   (0.52)
                         -----    -----
Net Asset Value, End
 of Period............  $10.57   $10.52
                        ======   ======
Total Return..........    5.48%    9.53%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $106   $2,630
 Ratio of Expenses to
  Average Net Assets..    0.77%    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.97%    5.48%/(c)/
 Portfolio Turnover
  Rate................    49.9%    36.1%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.03)    0.61
                         -----     ----
 Total From Investment
            Operations    0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.48)   (0.51)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.57)   (0.51)
                         -----    -----
Net Asset Value, End
 of Period............  $10.54   $10.65
                        ======   ======
Total Return..........    4.61%   10.99%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..    0.97%    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.67%    5.33%/(c)/
 Portfolio Turnover
  Rate................    60.8%    80.3%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.04)    0.61
                         -----     ----
 Total From Investment
            Operations    0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.46)   (0.49)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.55)   (0.49)
                         -----    -----
Net Asset Value, End
 of Period............  $10.54   $10.65
                        ======   ======
Total Return..........    4.43%   10.84%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..    1.15%    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.51%    5.15%/(c)/
 Portfolio Turnover
  Rate................    60.8%    80.3%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)    0.66
                         -----     ----
 Total From Investment
            Operations    0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.51)   (0.53)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.60)   (0.53)
                         -----    -----
Net Asset Value, End
 of Period............  $10.56   $10.67
                        ======   ======
Total Return..........    4.93%   11.45%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.66%    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.90%    5.65%/(c)/
 Portfolio Turnover
  Rate................    60.8%    80.3%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.04)    0.61
                         -----     ----
 Total From Investment
            Operations    0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.50)   (0.52)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.59)   (0.52)
                         -----    -----
Net Asset Value, End
 of Period............  $10.54   $10.65
                        ======   ======
Total Return..........    4.81%   11.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..    0.77%    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.89%    5.52%/(c)/
 Portfolio Turnover
  Rate................    60.8%    80.3%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.51     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.08)    0.63
                         -----     ----
 Total From Investment
            Operations    0.43     1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.49)   (0.52)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.58)   (0.52)
                         -----    -----
Net Asset Value, End
 of Period............  $10.51   $10.66
                        ======   ======
Total Return..........    4.34%   10.91%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.97%    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.88%    5.44%/(c)/
 Portfolio Turnover
  Rate................    94.1%   101.3%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.49     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.08)    0.64
                         -----     ----
 Total From Investment
            Operations    0.41     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.47)   (0.51)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.56)   (0.51)
                         -----    -----
Net Asset Value, End
 of Period............  $10.51   $10.66
                        ======   ======
Total Return..........    4.15%   10.76%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,229   $2,667
 Ratio of Expenses to
  Average Net Assets..    1.15%    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.70%    5.26%/(c)/
 Portfolio Turnover
  Rate................    94.1%   101.3%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.65   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)    0.65
                         -----     ----
 Total From Investment
            Operations    0.46     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.52)   (0.54)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.61)   (0.54)
                         -----    -----
Net Asset Value, End
 of Period............  $10.50   $10.65
                        ======   ======
Total Return..........    4.66%   10.96%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,246   $2,662
 Ratio of Expenses to
  Average Net Assets..    0.66%    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.19%    5.74%/(c)/
 Portfolio Turnover
  Rate................    94.1%   101.3%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.53     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.08)    0.63
                         -----     ----
 Total From Investment
            Operations    0.45     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.51)   (0.53)
 Distributions from
  Realized Gains......   (0.09)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.60)   (0.53)
                         -----    -----
Net Asset Value, End
 of Period............  $10.51   $10.66
                        ======   ======
Total Return..........    4.53%   11.07%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.77%    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.08%    5.63%/(c)/
 Portfolio Turnover
  Rate................    94.1%   101.3%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.15)    0.49
                         -----     ----
 Total From Investment
            Operations    0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.40)   (0.50)
 Distributions from
  Realized Gains......   (0.11)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.51)   (0.50)
                         -----    -----
Net Asset Value, End
 of Period............  $10.40   $10.53
                        ======   ======
Total Return..........    3.91%    9.96%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $446   $2,631
 Ratio of Expenses to
  Average Net Assets..    0.97%    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.17%    5.28%/(c)/
 Portfolio Turnover
  Rate................   105.8%    68.4%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.52)    0.47
                         -----     ----
 Total From Investment
            Operations    0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.39)   (0.48)
 Distributions from
  Realized Gains......   (0.11)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.50)   (0.48)
                         -----    -----
Net Asset Value, End
 of Period............  $10.38   $10.51
                        ======   ======
Total Return..........    3.72%    9.61%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $40   $2,631
 Ratio of Expenses to
  Average Net Assets..    1.15%    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.07%    5.11%/(c)/
 Portfolio Turnover
  Rate................   105.8%    68.4%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)    0.50
                         -----     ----
 Total From Investment
            Operations    0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.44)   (0.52)
 Distributions from
  Realized Gains......   (0.11)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.55)   (0.52)
                         -----    -----
Net Asset Value, End
 of Period............  $10.39   $10.53
                        ======   ======
Total Return..........    4.13%   10.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..    0.66%    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.41%    5.76%/(c)/
 Portfolio Turnover
  Rate................   105.8%    68.4%/(c)/

                          2002    2001/(A)/
                          ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (6.07)    0.49
                         -----     ----
 Total From Investment
            Operations    0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.43)   (0.51)
 Distributions from
  Realized Gains......   (0.11)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.54)   (0.51)
                         -----    -----
Net Asset Value, End
 of Period............  $10.31   $10.53
                        ======   ======
Total Return..........    3.20%   10.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11   $2,632
 Ratio of Expenses to
  Average Net Assets..    0.77%    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.37%    5.47%/(c)/
 Portfolio Turnover
  Rate................   105.8%    68.4%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.40     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.87)     (2.83)
                         -----      -----
 Total From Investment
            Operations   (0.89)     (2.79)
                         -----      -----
Net Asset Value, End
 of Period............   $6.51      $7.40
                         =====      =====
Total Return..........  (12.03)%   (26.92)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,304       $926
 Ratio of Expenses to
  Average Net Assets..    1.47%      1.47%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.47%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.46%      0.79%/(d)/
 Portfolio Turnover
  Rate................    71.4%      86.8%/(d)/

                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.38     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.89)     (2.84)
                         -----      -----
 Total From Investment
            Operations   (0.91)     (2.81)
                         -----      -----
Net Asset Value, End
 of Period............   $6.47      $7.38
                         =====      =====
Total Return..........  (12.33)%   (27.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,172       $974
 Ratio of Expenses to
  Average Net Assets..    1.65%      1.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.38%      0.60%/(d)/
 Portfolio Turnover
  Rate................    71.4%      86.8%/(d)/

                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.85)     (2.81)
                         -----      -----
 Total From Investment
            Operations   (0.86)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.51      $7.41
                         =====      =====
Total Return..........  (11.61)%   (26.82)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,166       $925
 Ratio of Expenses to
  Average Net Assets..    1.16%      1.16%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.16%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.75%      0.21%/(d)/
 Portfolio Turnover
  Rate................    71.4%      86.8%/(d)/

                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.87)     (2.83)
                         -----      -----
 Total From Investment
            Operations   (0.88)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.03)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.50      $7.41
                         =====      =====
Total Return..........  (11.96)%   (26.82)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,381       $927
 Ratio of Expenses to
  Average Net Assets..    1.28%      1.28%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.28%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.76%      0.98%/(d)/
 Portfolio Turnover
  Rate................    71.4%      86.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.55     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.70)     (2.56)
                         -----      -----
 Total From Investment
            Operations   (0.68)     (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.83      $7.55
                         =====      =====
Total Return..........   (9.07)%   (25.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,405       $756
 Ratio of Expenses to
  Average Net Assets..    1.57%      1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.10%      0.34%/(d)/
 Portfolio Turnover
  Rate................    96.9%     143.1%/(d)/

                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.53     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.84)     (2.57)
                         -----      -----
 Total From Investment
            Operations   (0.92)     (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.03)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.58      $7.53
                         =====      =====
Total Return..........  (12.32)%   (25.96)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $199       $754
 Ratio of Expenses to
  Average Net Assets..    1.74%      1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.03)%     0.16%/(d)/
 Portfolio Turnover
  Rate................    96.9%     143.1%/(d)/

                          2002      2001/(B)/
                          ----      ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.90)     (2.59)
                         -----      -----
 Total From Investment
            Operations   (0.88)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.06)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.61      $7.55
                         =====      =====
Total Return..........  (11.72)%   (25.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $623       $756
 Ratio of Expenses to
  Average Net Assets..    1.25%      1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.43%      0.65%/(d)/
 Portfolio Turnover
  Rate................    96.9%     143.1%/(d)/

                          2002      2002/(B)/
                          ----      ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.86)     (2.58)
                         -----      -----
 Total From Investment
            Operations   (0.89)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.06)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.60      $7.55
                         =====      =====
Total Return..........  (11.96)%   (25.76)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $195       $756
 Ratio of Expenses to
  Average Net Assets..    1.36%      1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.35%      0.53%/(d)/
 Portfolio Turnover
  Rate................    96.9%     143.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2002      2001/(A)/
                           ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.30)     (2.40)
                          -----      -----
 Total From Investment
            Operations    (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)     (0.01)
                          -----      -----
   Total Dividends and
         Distributions    (0.04)     (0.01)
                          -----      -----
Net Asset Value, End
 of Period............    $6.79      $8.11
                          =====      =====
Total Return..........   (15.86)%   (20.99)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..     0.72%      0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.97%      0.70%/(c)/
 Portfolio Turnover
  Rate................     67.9%     117.4%/(c)/

                           2002      2001/(A)/
                           ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)     (2.40)
                          -----      -----
 Total From Investment
            Operations    (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)     (0.01)
                          -----      -----
   Total Dividends and
         Distributions    (0.03)     (0.01)
                          -----      -----
Net Asset Value, End
 of Period............    $6.77      $8.10
                          =====      =====
Total Return..........   (16.15)%   (21.09)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..     0.90%      0.90%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.71%      0.52%/(c)/
 Portfolio Turnover
  Rate................     67.9%     117.4%/(c)/

                           2002      2001/(A)/
                           ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.30)     (2.38)
                          -----      -----
 Total From Investment
            Operations    (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)     (0.01)
                          -----      -----
   Total Dividends and
         Distributions    (0.07)     (0.01)
                          -----      -----
Net Asset Value, End
 of Period............    $6.83      $8.13
                          =====      =====
Total Return..........   (15.31)%   (20.80)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..     0.41%      0.41%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.22%      0.86%/(c)/
 Portfolio Turnover
  Rate................     67.9%     117.4%/(c)/

                           2002      2001/(A)/
                           ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.34)     (2.39)
                          -----      -----
 Total From Investment
            Operations    (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)     (0.01)
                          -----      -----
   Total Dividends and
         Distributions    (0.06)     (0.01)
                          -----      -----
Net Asset Value, End
 of Period............    $6.80      $8.13
                          =====      =====
Total Return..........   (15.79)%   (20.80)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..     0.52%      0.53%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.07%      0.89%/(c)/
 Portfolio Turnover
  Rate................     67.9%     117.4%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002      2001/(B)/
                          ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.10     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.09       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.91)     (1.12)
                         -----      -----
 Total From Investment
            Operations   (0.82)     (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)     (0.01)
                         -----      -----
   Total Dividends and
         Distributions   (0.05)     (0.01)
                         -----      -----
Net Asset Value, End
 of Period............   $8.23      $9.10
                         =====      =====
Total Return..........   (9.09)%   (10.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,030     $1,138
 Ratio of Expenses to
  Average Net Assets..    1.02%      1.02%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.98%      0.86%/(d)/
 Portfolio Turnover
  Rate................   128.9%     116.0%/(d)/

                          2002      2001/(B)/
                          ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.09     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.08       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.92)     (1.12)
                         -----      -----
 Total From Investment
            Operations   (0.84)     (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)     (0.01)
                         -----      -----
   Total Dividends and
         Distributions   (0.03)     (0.01)
                         -----      -----
Net Asset Value, End
 of Period............   $8.22      $9.09
                         =====      =====
Total Return..........   (9.26)%   (10.52)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,033     $2,560
 Ratio of Expenses to
  Average Net Assets..    1.20%      1.20%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.20%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.80%      0.70%/(d)/
 Portfolio Turnover
  Rate................   128.9%     116.0%/(d)/

                          2002      2001/(B)/
                          ----      ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.13     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02       0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.81)     (1.17)
                         -----      -----
 Total From Investment
            Operations   (0.79)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)     (0.01)
                         -----      -----
   Total Dividends and
         Distributions   (0.08)     (0.01)
                         -----      -----
Net Asset Value, End
 of Period............   $8.26      $9.13
                         =====      =====
Total Return..........   (8.79)%   (10.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,770     $1,141
 Ratio of Expenses to
  Average Net Assets..    0.71%      0.71%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    0.71%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.25%      0.90%/(d)/
 Portfolio Turnover
  Rate................   128.9%     116.0%/(d)/

                          2002      2001/(B)/
                          ----      ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.12     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.11       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.91)     (1.11)
                         -----      -----
 Total From Investment
            Operations   (0.80)     (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)     (0.01)
                         -----      -----
   Total Dividends and
         Distributions   (0.07)     (0.01)
                         -----      -----
Net Asset Value, End
 of Period............   $8.25      $9.12
                         =====      =====
Total Return..........   (8.90)%   (10.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,031     $1,140
 Ratio of Expenses to
  Average Net Assets..    0.82%      0.83%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    0.82%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.17%      1.05%/(d)/
 Portfolio Turnover
  Rate................   128.9%     116.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(B)/
                          ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.32    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.28)    (0.90)
                         -----     -----
 Total From Investment
            Operations   (0.26)    (0.87)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)    (0.02)
                         -----     -----
   Total Dividends and
         Distributions   (0.02)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $9.04     $9.32
                         =====     =====
Total Return..........   (2.78)%   (7.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,131    $1,164
 Ratio of Expenses to
  Average Net Assets..    1.22%     1.22%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.22%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%     0.26%/(d)/
 Portfolio Turnover
  Rate................    62.0%     55.6%/(d)/

                          2002     2001/(B)/
                          ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.30    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.28)    (0.91)
                         -----     -----
 Total From Investment
            Operations   (0.27)    (0.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)    (0.02)
                         -----     -----
   Total Dividends and
         Distributions   (0.01)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $9.02     $9.30
                         =====     =====
Total Return..........   (2.95)%   (8.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,138    $1,168
 Ratio of Expenses to
  Average Net Assets..    1.40%     1.40%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.40%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.11%     0.08%/(d)/
 Portfolio Turnover
  Rate................    62.0%     55.6%/(d)/

                          2002     2001/(B)/
                          ----     ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.35    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.28)    (0.90)
                         -----     -----
 Total From Investment
            Operations   (0.23)    (0.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)    (0.02)
                         -----     -----
   Total Dividends and
         Distributions   (0.05)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $9.07     $9.35
                         =====     =====
Total Return..........   (2.47)%   (7.55)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,374    $1,168
 Ratio of Expenses to
  Average Net Assets..    0.91%     0.91%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    0.91%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.61%     0.56%/(d)/
 Portfolio Turnover
  Rate................    62.0%     55.6%/(d)/

                          2002     2001/(B)/
                          ----     ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.33    $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.29)    (0.90)
                         -----     -----
 Total From Investment
            Operations   (0.24)    (0.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)    (0.02)
                         -----     -----
   Total Dividends and
         Distributions   (0.04)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $9.05     $9.33
                         =====     =====
Total Return..........   (2.59)%   (7.75)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,131    $1,166
 Ratio of Expenses to
  Average Net Assets..    1.02%     1.03%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.02%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.49%     0.45%/(d)/
 Portfolio Turnover
  Rate................    62.0%     55.6%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(A)/
                          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.58)    (1.12)
                         -----     -----
 Total From Investment
            Operations   (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)    (0.02)
 Distributions from
  Realized Gains......   (0.07)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $8.57     $9.22
                         =====     =====
Total Return..........   (6.08)%   (9.73)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..    0.72%     0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.38%     0.33%/(c)/
 Portfolio Turnover
  Rate................    48.5%     63.4%/(c)/

                          2002     2001/(A)/
                          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.58)    (1.11)
                         -----     -----
 Total From Investment
            Operations   (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)    (0.02)
 Distributions from
  Realized Gains......   (0.07)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.09)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $8.57     $9.22
                         =====     =====
Total Return..........   (6.25)%   (9.73)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..    0.90%     0.90%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.20%     0.15%/(c)/
 Portfolio Turnover
  Rate................    48.5%     63.4%/(c)/

                          2002     2001/(A)/
                          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.55)    (1.14)
                         -----     -----
 Total From Investment
            Operations   (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)    (0.02)
 Distributions from
  Realized Gains......   (0.07)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $8.60     $9.25
                         =====     =====
Total Return..........   (5.78)%   (9.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..    0.41%     0.41%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.69%     0.64%/(c)/
 Portfolio Turnover
  Rate................    48.5%     63.4%/(c)/

                          2002     2001/(A)/
                          ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.59)    (1.10)
                         -----     -----
 Total From Investment
            Operations   (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)    (0.02)
 Distributions from
  Realized Gains......   (0.07)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.13)    (0.02)
                         -----     -----
Net Asset Value, End
 of Period............   $8.59     $9.25
                         =====     =====
Total Return..........   (5.99)%   (9.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..    0.52%     0.53%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.58%     0.52%/(c)/
 Portfolio Turnover
  Rate................    48.5%     63.4%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.011    0.035
                         -----    -----
 Total From Investment
            Operations   0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.011)  (0.035)
                        ------   ------
   Total Dividends and
         Distributions  (0.011)  (0.035)
                        ------   ------
Net Asset Value, End
 of Period............  $1.000   $1.000
                        ======   ======
Total Return..........    1.06%    3.59%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,070     $100
 Ratio of Expenses to
  Average Net Assets..    0.97%    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.91%    3.92%/(c)/

                          2002    2001/(A)/
                          ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.009    0.034
                         -----    -----
 Total From Investment
            Operations   0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.009)  (0.034)
                        ------   ------
   Total Dividends and
         Distributions  (0.009)  (0.034)
                        ------   ------
Net Asset Value, End
 of Period............  $1.000   $1.000
                        ======   ======
Total Return..........    0.88%    3.44%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $564     $667
 Ratio of Expenses to
  Average Net Assets..    1.15%    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.88%    3.14%/(c)/

                          2002    2001/(A)/
                          ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.014    0.038
                         -----    -----
 Total From Investment
            Operations   0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.014)  (0.038)
                        ------   ------
   Total Dividends and
         Distributions  (0.014)  (0.038)
                        ------   ------
Net Asset Value, End
 of Period............  $1.000   $1.000
                        ======   ======
Total Return..........    1.38%    3.90%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..    0.66%    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.39%    4.23%/(c)/

                          2002    2001/(A)/
                          ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.013    0.037
                         -----    -----
 Total From Investment
            Operations   0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.013)  (0.037)
                        ------   ------
   Total Dividends and
         Distributions  (0.013)  (0.037)
                        ------   ------
Net Asset Value, End
 of Period............  $1.000   $1.000
                        ======   ======
Total Return..........    1.26%    3.78%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10     $100
 Ratio of Expenses to
  Average Net Assets..    0.77%    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.25%    4.11%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002      2001/(B)/
                          ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.07     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.95)     (1.36)
                         -----      -----
 Total From Investment
            Operations   (0.91)     (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)     (0.02)
                         -----      -----
   Total Dividends and
         Distributions   (0.02)     (0.02)
                         -----      -----
Net Asset Value, End
 of Period............   $8.14      $9.07
                         =====      =====
Total Return..........  (10.11)%   (11.96)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,075       $907
 Ratio of Expenses to
  Average Net Assets..    1.31%      1.32%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.64%      0.52%/(d)/
 Portfolio Turnover
  Rate................    71.9%      59.4%/(d)/

                          2002      2001/(B)/
                          ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.04     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.94)     (1.38)
                         -----      -----
 Total From Investment
            Operations   (0.92)     (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --      (0.02)
 ----                               -----
   Total Dividends and
         Distributions      --      (0.02)
 ----                               -----
Net Asset Value, End
 of Period............   $8.12      $9.04
                         =====      =====
Total Return..........  (10.18)%   (12.16)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,385       $924
 Ratio of Expenses to
  Average Net Assets..    1.48%      1.50%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.47%      0.34%/(d)/
 Portfolio Turnover
  Rate................    71.9%      59.4%/(d)/

                          2002      2001/(B)/
                          ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.92)     (1.37)
                         -----      -----
 Total From Investment
            Operations   (0.88)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.05)     (0.02)
                         -----      -----
   Total Dividends and
         Distributions   (0.05)     (0.02)
                         -----      -----
Net Asset Value, End
 of Period............   $8.15      $9.08
                         =====      =====
Total Return..........   (9.82)%   (11.86)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,811       $909
 Ratio of Expenses to
  Average Net Assets..    0.99%      1.01%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.96%      0.83%/(d)/
 Portfolio Turnover
  Rate................    71.9%      59.4%/(d)/

                          2002      2001/(B)/
                          ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.97)     (1.36)
                         -----      -----
 Total From Investment
            Operations   (0.90)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)     (0.02)
                         -----      -----
   Total Dividends and
         Distributions   (0.03)     (0.02)
                         -----      -----
Net Asset Value, End
 of Period............   $8.15      $9.08
                         =====      =====
Total Return..........   (9.93)%   (11.86)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $816       $908
 Ratio of Expenses to
  Average Net Assets..    1.11%      1.13%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.83%      0.71%/(d)/
 Portfolio Turnover
  Rate................    71.9%      59.4%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2002      2001/(A)/
                           ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.36)     (2.81)
                          -----      -----
 Total From Investment
            Operations    (1.34)     (2.84)
                          -----      -----
Net Asset Value, End
 of Period............    $6.11      $7.45
                          =====      =====
Total Return..........   (17.99)%   (26.06)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,903       $745
 Ratio of Expenses to
  Average Net Assets..     1.32%      1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.35)%    (0.48)%/(c)/
 Portfolio Turnover
  Rate................    182.9%     104.8%/(c)/

                           2002      2001/(A)/
                           ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.45)     (2.82)
                          -----      -----
 Total From Investment
            Operations    (1.44)     (2.86)
                          -----      -----
Net Asset Value, End
 of Period............    $5.99      $7.43
                          =====      =====
Total Return..........   (19.38)%   (26.26)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,858       $811
 Ratio of Expenses to
  Average Net Assets..     1.50%      1.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.51)%    (0.66)%/(c)/
 Portfolio Turnover
  Rate................    182.9%     104.8%/(c)/

                           2002      2001/(A)/
                           ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.42)     (2.81)
                          -----      -----
 Total From Investment
            Operations    (1.41)     (2.82)
                          -----      -----
Net Asset Value, End
 of Period............    $6.06      $7.47
                          =====      =====
Total Return..........   (18.88)%   (25.93)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,373       $747
 Ratio of Expenses to
  Average Net Assets..     1.01%      1.01%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.05%     (0.17)%/(c)/
 Portfolio Turnover
  Rate................    182.9%     104.8%/(c)/

                           2002      2001/(A)/
                           ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.41)     (2.81)
                          -----      -----
 Total From Investment
            Operations    (1.42)     (2.83)
                          -----      -----
Net Asset Value, End
 of Period............    $6.04      $7.46
                          =====      =====
Total Return..........   (19.03)%   (25.96)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $778       $746
 Ratio of Expenses to
  Average Net Assets..     1.12%      1.13%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.18)%    (0.29)%/(c)/
 Portfolio Turnover
  Rate................    182.9%     104.8%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002      2001/(A)/
                          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.24)     (3.21)
                         -----      -----
 Total From Investment
            Operations   (1.29)     (3.26)
                         -----      -----
Net Asset Value, End
 of Period............   $6.12      $7.41
                         =====      =====
Total Return..........  (17.41)%   (29.46)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $613       $741
 Ratio of Expenses to
  Average Net Assets..    1.57%      1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.64)%    (0.75)%/(c)/
 Portfolio Turnover
  Rate................   176.7%     153.6%/(c)/

                          2002      2001/(A)/
                          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.23)     (3.22)
                         -----      -----
 Total From Investment
            Operations   (1.29)     (3.28)
                         -----      -----
Net Asset Value, End
 of Period............   $6.10      $7.39
                         =====      =====
Total Return..........  (17.46)%   (29.65)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $611       $741
 Ratio of Expenses to
  Average Net Assets..    1.75%      1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.82)%    (0.93)%/(c)/
 Portfolio Turnover
  Rate................   176.7%     153.6%/(c)/

                          2002      2001/(A)/
                          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.26)     (3.22)
                         -----      -----
 Total From Investment
            Operations   (1.27)     (3.25)
                         -----      -----
Net Asset Value, End
 of Period............   $6.15      $7.42
                         =====      =====
Total Return..........  (17.12)%   (29.37)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $843       $743
 Ratio of Expenses to
  Average Net Assets..    1.26%      1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.33)%    (0.44)%/(c)/
 Portfolio Turnover
  Rate................   176.7%     153.6%/(c)/

                          2002      2001/(A)/
                          ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.25)     (3.21)
                         -----      -----
 Total From Investment
            Operations   (1.28)     (3.25)
                         -----      -----
Net Asset Value, End
 of Period............   $6.14      $7.42
                         =====      =====
Total Return..........  (17.25)%   (29.37)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $615       $742
 Ratio of Expenses to
  Average Net Assets..    1.37%      1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.44)%    (0.56)%/(c)/
 Portfolio Turnover
  Rate................   176.7%     153.6%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Preferred classes of shares recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66 and $.67 per share, respectively, during the initial interim period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2002     2001/(B)/
                           ----     ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.41    $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)     0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.79)    (0.05)
                          -----     -----
 Total From Investment
            Operations    (0.80)     0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --     (0.03)
 Distributions from
  Realized Gains......    (0.04)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.04)    (0.03)
                          -----     -----
Net Asset Value, End
 of Period............    $9.57    $10.41
                          =====    ======
Total Return..........    (7.73)%    1.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,797    $1,043
 Ratio of Expenses to
  Average Net Assets..     1.37%     1.37%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.37%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.99%     1.03%/(d)/
 Portfolio Turnover
  Rate................      7.8%     19.5%/(d)/

                           2002     2001/(B)/
                           ----     ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.40    $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)     0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.01)    (0.05)
                          -----     -----
 Total From Investment
            Operations    (1.03)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --     (0.03)
 Distributions from
  Realized Gains......    (0.04)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.04)    (0.03)
                          -----     -----
Net Asset Value, End
 of Period............    $9.33    $10.40
                          =====    ======
Total Return..........    (9.96)%    1.82%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,013    $1,041
 Ratio of Expenses to
  Average Net Assets..     1.55%     1.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.55%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.90%     0.85%/(d)/
 Portfolio Turnover
  Rate................      7.8%     19.5%/(d)/

                           2002     2001/(B)/
                           ----     ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.44    $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.97)    (0.05)
                          -----     -----
 Total From Investment
            Operations    (0.97)     0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)    (0.03)
 Distributions from
  Realized Gains......    (0.04)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.07)    (0.03)
                          -----     -----
Net Asset Value, End
 of Period............    $9.40    $10.44
                          =====    ======
Total Return..........    (9.37)%    2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,021    $1,045
 Ratio of Expenses to
  Average Net Assets..     1.06%     1.06%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.06%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.44%     1.34%/(d)/
 Portfolio Turnover
  Rate................      7.8%     19.5%/(d)/

                           2002     2001/(B)/
                           ----     ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.43    $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.12      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.11)    (0.05)
                          -----     -----
 Total From Investment
            Operations    (0.99)     0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)    (0.03)
 Distributions from
  Realized Gains......    (0.04)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.06)    (0.03)
                          -----     -----
Net Asset Value, End
 of Period............    $9.38    $10.43
                          =====    ======
Total Return..........    (9.59)%    2.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $979    $1,044
 Ratio of Expenses to
  Average Net Assets..     1.17%     1.18%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.17%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.22%     1.22%/(d)/
 Portfolio Turnover
  Rate................      7.8%     19.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(A)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.04     (0.75)
                          ----     -----
 Total From Investment
            Operations    0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 ----                              -----
   Total Dividends and
         Distributions      --     (0.01)
 ----                              -----
Net Asset Value, End
 of Period............   $9.39     $9.38
                         =====     =====
Total Return..........    0.11%    (6.77)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,449      $940
 Ratio of Expenses to
  Average Net Assets..    1.57%     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.45)%   (0.12)%/(c)/
 Portfolio Turnover
  Rate................    80.0%    224.9%/(c)/

                          2002     2001/(A)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.08)    (0.75)
                         -----     -----
 Total From Investment
            Operations   (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 ----                              -----
   Total Dividends and
         Distributions      --     (0.01)
 ----                              -----
Net Asset Value, End
 of Period............   $9.24     $9.37
                         =====     =====
Total Return..........   (1.39)%   (6.87)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,177      $989
 Ratio of Expenses to
  Average Net Assets..    1.75%     1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.64)%   (0.30)%/(c)/
 Portfolio Turnover
  Rate................    80.0%    224.9%/(c)/

                          2002     2001/(A)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)    (0.74)
                         -----     -----
 Total From Investment
            Operations   (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 ----                              -----
   Total Dividends and
         Distributions      --     (0.01)
 ----                              -----
Net Asset Value, End
 of Period............   $9.33     $9.41
                         =====     =====
Total Return..........   (0.83)%   (6.48)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,485      $942
 Ratio of Expenses to
  Average Net Assets..    1.26%     1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%    0.19%/(c)/
 Portfolio Turnover
  Rate................    80.0%    224.9%/(c)/

                          2002     2001/(A)/
                          ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)    (0.74)
                         -----     -----
 Total From Investment
            Operations   (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 ----                              -----
   Total Dividends and
         Distributions      --     (0.01)
 ----                              -----
Net Asset Value, End
 of Period............   $9.31     $9.40
                         =====     =====
Total Return..........   (0.96)%   (6.58)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $932      $941
 Ratio of Expenses to
  Average Net Assets..    1.37%     1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.24)%    0.07%/(c)/
 Portfolio Turnover
  Rate................    80.0%    224.9%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.14 from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002      2001/(A)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.20)     (2.42)
                         -----      -----
 Total From Investment
            Operations   (2.24)     (2.50)
                         -----      -----
Net Asset Value, End
 of Period............   $5.08      $7.32
                         =====      =====
Total Return..........  (30.60)%   (23.67)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,092       $734
 Ratio of Expenses to
  Average Net Assets..    1.67%      1.67%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.47)%    (1.32)%/(c)/
 Portfolio Turnover
  Rate................   110.9%     161.1%/(c)/

                          2002      2001/(A)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.19)     (2.42)
                         -----      -----
 Total From Investment
            Operations   (2.25)     (2.51)
                         -----      -----
Net Asset Value, End
 of Period............   $5.06      $7.31
                         =====      =====
Total Return..........  (30.78)%   (23.77)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $789       $733
 Ratio of Expenses to
  Average Net Assets..    1.85%      1.85%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.65)%    (1.50)%/(c)/
 Portfolio Turnover
  Rate................   110.9%     161.1%/(c)/

                          2002      2001/(A)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.17)     (2.42)
                         -----      -----
 Total From Investment
            Operations   (2.21)     (2.48)
                         -----      -----
Net Asset Value, End
 of Period............   $5.13      $7.34
                         =====      =====
Total Return..........  (30.11)%   (23.46)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $931       $735
 Ratio of Expenses to
  Average Net Assets..    1.36%      1.36%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.17)%    (1.01)%/(c)/
 Portfolio Turnover
  Rate................   110.9%     161.1%/(c)/

                          2002      2001/(A)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.15)     (2.42)
                         -----      -----
 Total From Investment
            Operations   (2.24)     (2.48)
                         -----      -----
Net Asset Value, End
 of Period............   $5.10      $7.34
                         =====      =====
Total Return..........  (30.52)%   (23.46)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $510       $735
 Ratio of Expenses to
  Average Net Assets..    1.47%      1.48%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.27)%    (1.13)%/(c)/
 Portfolio Turnover
  Rate................   110.9%     161.1%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002      2001/(B)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $6.25     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      --      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.57)     (4.53)
                         -----      -----
 Total From Investment
            Operations   (0.57)     (4.60)
                         -----      -----
Net Asset Value, End
 of Period............   $5.68      $6.25
                         =====      =====
Total Return..........   (9.12)%   (41.23)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,419       $626
 Ratio of Expenses to
  Average Net Assets..    1.56%      1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.30)%    (1.19)%/(d)/
 Portfolio Turnover
  Rate................   120.1%     159.8%/(d)/

                          2002      2001/(B)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $6.24     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.09)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)     (4.53)
                         -----      -----
 Total From Investment
            Operations   (0.58)     (4.61)
                         -----      -----
Net Asset Value, End
 of Period............   $5.66      $6.24
                         =====      =====
Total Return..........   (9.29)%   (41.32)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $567       $625
 Ratio of Expenses to
  Average Net Assets..    1.74%      1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.47)%    (1.37)%/(d)/
 Portfolio Turnover
  Rate................   120.1%     159.8%/(d)/

                          2002      2001/(B)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.52)     (4.52)
                         -----      -----
 Total From Investment
            Operations   (0.56)     (4.58)
                         -----      -----
Net Asset Value, End
 of Period............   $5.71      $6.27
                         =====      =====
Total Return..........   (8.93)%   (41.04)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $692       $628
 Ratio of Expenses to
  Average Net Assets..    1.25%      1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.98)%    (0.88)%/(d)/
 Portfolio Turnover
  Rate................   120.1%     159.8%/(d)/

                          2002      2001/(B)/
                          ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $6.26     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)     (4.53)
                         -----      -----
 Total From Investment
            Operations   (0.56)     (4.59)
                         -----      -----
Net Asset Value, End
 of Period............   $5.70      $6.26
                         =====      =====
Total Return..........   (8.95)%   (41.13)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $571       $627
 Ratio of Expenses to
  Average Net Assets..    1.36%      1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.09)%    (1.00)%/(d)/
 Portfolio Turnover
  Rate................   120.1%     159.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.83    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)     0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.33)    (0.35)
                         -----     -----
 Total From Investment
            Operations   (0.37)    (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.36     $9.83
                         =====     =====
Total Return..........   (3.81)%   (1.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,462       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.22%     2.71%/(d)/
 Portfolio Turnover
  Rate................    17.6%      2.2%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.82    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.19      0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.58)    (0.35)
                         -----     -----
 Total From Investment
            Operations   (0.39)    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.35     $9.82
                         =====     =====
Total Return..........   (3.98)%   (1.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%     0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.50%     2.52%/(d)/
 Portfolio Turnover
  Rate................    17.6%      2.2%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.85    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)     0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.31)    (0.35)
                         -----     -----
 Total From Investment
            Operations   (0.34)    (0.15)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.13)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.13)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.38     $9.85
                         =====     =====
Total Return..........   (3.50)%   (1.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $334       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%     0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.93%     3.02%/(d)/
 Portfolio Turnover
  Rate................    17.6%      2.2%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.84    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.28      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.63)    (0.35)
                         -----     -----
 Total From Investment
            Operations   (0.35)    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.12)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.12)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.37     $9.84
                         =====     =====
Total Return..........   (3.63)%   (1.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.89%     2.88%/(d)/
 Portfolio Turnover
  Rate................    17.6%      2.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.48)    (0.45)
                         -----     -----
 Total From Investment
            Operations   (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.11     $9.69
                         =====     =====
Total Return..........   (5.22)%   (3.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.76%     2.14%/(d)/
 Portfolio Turnover
  Rate................    12.3%      4.0%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.53)    (0.45)
                         -----     -----
 Total From Investment
            Operations   (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.06)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.10     $9.68
                         =====     =====
Total Return..........   (5.40)%   (3.20)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%     0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.76%     1.94%/(d)/
 Portfolio Turnover
  Rate................    12.3%      4.0%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.45)    (0.45)
                         -----     -----
 Total From Investment
            Operations   (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.13     $9.71
                         =====     =====
Total Return..........   (4.91)%   (2.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%     0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.27%     2.44%/(d)/
 Portfolio Turnover
  Rate................    12.3%      4.0%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.72)    (0.45)
                         -----     -----
 Total From Investment
            Operations   (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.12     $9.70
                         =====     =====
Total Return..........   (5.04)%   (3.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.50%     2.31%/(d)/
 Portfolio Turnover
  Rate................    12.3%      4.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.66)    (0.62)
                        -----     -----
 Total From Investment
            Operations  (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.09)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.09)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.74     $9.49
                        =====     =====
Total Return..........  (7.09)%   (5.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.69%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.35%     1.65%/(d)/
 Portfolio Turnover
  Rate................   19.9%     60.2%/(d)/

                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.79)    (0.62)
                        -----     -----
 Total From Investment
            Operations  (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.07)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.07)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.73     $9.48
                        =====     =====
Total Return..........  (7.26)%   (5.20)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.87%     0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.64%     1.45%/(d)/
 Portfolio Turnover
  Rate................   19.9%     60.2%/(d)/

                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.66)    (0.62)
                        -----     -----
 Total From Investment
            Operations  (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.12)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.12)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.75     $9.51
                        =====     =====
Total Return..........  (6.89)%   (4.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.38%     0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.59%     1.95%/(d)/
 Portfolio Turnover
  Rate................   19.9%     60.2%/(d)/

                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.84)    (0.62)
                        -----     -----
 Total From Investment
            Operations  (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.11)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.11)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.75     $9.50
                        =====     =====
Total Return..........  (6.91)%   (5.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   2.09%     1.82%/(d)/
 Portfolio Turnover
  Rate................   19.9%     60.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.85)    (0.53)
                        -----     -----
 Total From Investment
            Operations  (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.07)       --
 Distributions from
  Realized Gains......  (0.01)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.08)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.65     $9.54
                        =====     =====
Total Return..........  (8.57)%   (4.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.69%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.14%     1.02%/(d)/
 Portfolio Turnover
  Rate................   19.6%    316.2%/(d)/

                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.85)    (0.52)
                        -----     -----
 Total From Investment
            Operations  (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.06)       --
 Distributions from
  Realized Gains......  (0.01)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.07)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.64     $9.53
                        =====     =====
Total Return..........  (8.74)%   (4.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.87%     0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   0.98%     0.83%/(d)/
 Portfolio Turnover
  Rate................   19.6%    316.2%/(d)/

                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.81)    (0.53)
                        -----     -----
 Total From Investment
            Operations  (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.11)       --
 Distributions from
  Realized Gains......  (0.01)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.12)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.67     $9.56
                        =====     =====
Total Return..........  (8.26)%   (4.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.38%     0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.16%     1.33%/(d)/
 Portfolio Turnover
  Rate................   19.6%    316.2%/(d)/

                         2002     2001/(B)/
                         ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........  (0.95)    (0.53)
                        -----     -----
 Total From Investment
            Operations  (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.10)       --
 Distributions from
  Realized Gains......  (0.01)       --
 ----                   -----
   Total Dividends and
         Distributions  (0.11)       --
 ----                   -----
Net Asset Value, End
 of Period............  $8.65     $9.55
                        =====     =====
Total Return..........  (8.49)%   (4.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............   0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.67%     1.20%/(d)/
 Portfolio Turnover
  Rate................   19.6%    316.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.09)    (0.83)
                         -----     -----
 Total From Investment
            Operations   (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.08)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.08)       --
 ----                    -----
Net Asset Value, End
 of Period............   $8.13     $9.20
                         =====     =====
Total Return..........  (10.88)%   (8.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.11%     0.51%/(d)/
 Portfolio Turnover
  Rate................    25.4%     59.0%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.06)    (0.83)
                         -----     -----
 Total From Investment
            Operations   (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.07)       --
 ----                    -----
Net Asset Value, End
 of Period............   $8.12     $9.19
                         =====     =====
Total Return..........  (11.05)%   (8.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%     0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%     0.32%/(d)/
 Portfolio Turnover
  Rate................    25.4%     59.0%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.05)    (0.83)
                         -----     -----
 Total From Investment
            Operations   (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)       --
 ----                    -----
Net Asset Value, End
 of Period............   $8.14     $9.22
                         =====     =====
Total Return..........  (10.69)%   (7.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%     0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.12%     0.82%/(d)/
 Portfolio Turnover
  Rate................    25.4%     59.0%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.10)    (0.84)
                         -----     -----
 Total From Investment
            Operations   (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)       --
 ----                    -----
Net Asset Value, End
 of Period............   $8.13     $9.21
                         =====     =====
Total Return..........  (10.81)%   (7.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.30%     0.69%/(d)/
 Portfolio Turnover
  Rate................    25.4%     59.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.15)    (0.22)
                         -----     -----
 Total From Investment
            Operations   (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.12)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.12)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.68     $9.99
                         =====     =====
Total Return..........   (1.93)%   (0.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.28%     3.11%/(d)/
 Portfolio Turnover
  Rate................    46.2%    103.3%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.37)    (0.22)
                         -----     -----
 Total From Investment
            Operations   (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.10)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.67     $9.98
                         =====     =====
Total Return..........   (2.11)%   (0.20)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%     0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.55%     2.91%/(d)/
 Portfolio Turnover
  Rate................    46.2%    103.3%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)    (0.22)
                         -----     -----
 Total From Investment
            Operations   (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.15)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.15)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.70    $10.01
                         =====    ======
Total Return..........   (1.63)%    0.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%     0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.11%     3.42%/(d)/
 Portfolio Turnover
  Rate................    46.2%    103.3%/(d)/

                          2002     2001/(B)/
                          ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.47)    (0.22)
                         -----     -----
 Total From Investment
            Operations   (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.14)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)       --
 ----                    -----
Net Asset Value, End
 of Period............   $9.69    $10.00
                         =====    ======
Total Return..........   (1.75)%    0.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%     0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.03%     3.28%/(d)/
 Portfolio Turnover
  Rate................    46.2%    103.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(A)/
                          ----    ----
REAL ESTATE FUND
----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.79    (0.05)
                          ----    -----
 Total From Investment
            Operations    1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.34)   (0.09)
                         -----    -----
   Total Dividends and
         Distributions   (0.34)   (0.09)
                         -----    -----
Net Asset Value, End
 of Period............  $11.09   $10.41
                        ======   ======
Total Return..........    9.94%    3.95%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..    1.42%    1.42%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.35%    4.33%/(c)/
 Portfolio Turnover
  Rate................    46.3%    77.5%/(c)/

                          2002    2001/(A)/
                          ----    ----
REAL ESTATE FUND
----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44    (0.04)
                          ----    -----
 Total From Investment
            Operations    0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.32)   (0.09)
                         -----    -----
   Total Dividends and
         Distributions   (0.32)   (0.09)
                         -----    -----
Net Asset Value, End
 of Period............  $11.00   $10.40
                        ======   ======
Total Return..........    8.96%    3.85%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..    1.60%    1.60%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.17%    4.16%/(c)/
 Portfolio Turnover
  Rate................    46.3%    77.5%/(c)/

                          2002    2001/(A)/
                          ----    ----
REAL ESTATE FUND
----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.75    (0.17)
                          ----    -----
 Total From Investment
            Operations    0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.38)   (0.09)
                         -----    -----
   Total Dividends and
         Distributions   (0.38)   (0.09)
                         -----    -----
Net Asset Value, End
 of Period............  $11.03   $10.43
                        ======   ======
Total Return..........    9.47%    4.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..    1.11%    1.11%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.42%    4.79%/(c)/
 Portfolio Turnover
  Rate................    46.3%    77.5%/(c)/

                          2002    2001/(A)/
                          ----    ----
REAL ESTATE FUND
----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37    (0.04)
                          ----    -----
 Total From Investment
            Operations    0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.36)   (0.09)
                         -----    -----
   Total Dividends and
         Distributions   (0.36)   (0.09)
                         -----    -----
Net Asset Value, End
 of Period............  $11.04   $10.43
                        ======   ======
Total Return..........    9.44%    4.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $850   $1,304
 Ratio of Expenses to
  Average Net Assets..    1.22%    1.23%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.55%    4.52%/(c)/
 Portfolio Turnover
  Rate................    46.3%    77.5%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(B)/
                          ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.54    $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.81)    (0.01)
                         -----     -----
 Total From Investment
            Operations   (0.82)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 Distributions from
  Realized Gains......   (0.02)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.02)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.70    $10.54
                         =====    ======
Total Return..........   (7.79)%    0.69%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $906    $1,320
 Ratio of Expenses to
  Average Net Assets..    1.31%     1.32%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.32%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.08)%    0.14%/(d)/
 Portfolio Turnover
  Rate................   108.8%    123.5%/(d)/

                          2002     2001/(B)/
                          ----     ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.53    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.85)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.03     (0.02)
                          ----     -----
 Total From Investment
            Operations   (0.82)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 Distributions from
  Realized Gains......   (0.02)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.02)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.69    $10.53
                         =====    ======
Total Return..........   (7.83)%    0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $49    $1,338
 Ratio of Expenses to
  Average Net Assets..    1.49%     1.50%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.50%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.30)%   (0.04)%/(d)/
 Portfolio Turnover
  Rate................   108.8%    123.5%/(d)/

                          2002     2001/(B)/
                          ----     ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.58    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.16      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.94)    (0.02)
                         -----     -----
 Total From Investment
            Operations   (0.78)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)    (0.01)
 Distributions from
  Realized Gains......   (0.02)       --
 Tax Return of Capital
  Distributions.......   (0.01)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.06)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.74    $10.58
                         =====    ======
Total Return..........   (7.48)%    0.98%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $202    $1,322
 Ratio of Expenses to
  Average Net Assets..    1.00%     1.01%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.01%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.19%     0.31%/(d)/
 Portfolio Turnover
  Rate................   108.8%    123.5%/(d)/

                          2002     2001/(B)/
                          ----     ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.57    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.79      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.63)    (0.01)
                         -----     -----
 Total From Investment
            Operations   (0.84)     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)    (0.01)
 Distributions from
  Realized Gains......   (0.02)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.69    $10.57
                         =====    ======
Total Return..........   (7.98)%    0.88%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10    $1,322
 Ratio of Expenses to
  Average Net Assets..    1.12%     1.13%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.12%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.07%     0.33%/(d)/
 Portfolio Turnover
  Rate................   108.8%    123.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002     2001/(A)/
                          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.36    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)    (0.11)
                         -----     -----
 Total From Investment
            Operations   (0.47)    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 Distributions from
  Realized Gains......   (0.14)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.75    $10.36
                         =====    ======
Total Return..........   (4.75)%   (0.93)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $676    $1,296
 Ratio of Expenses to
  Average Net Assets..    0.72%     0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.09%     0.09%/(c)/
 Portfolio Turnover
  Rate................    61.0%     62.0%/(c)/

                          2002     2001/(A)/
                          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.34    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.48)    (0.12)
                         -----     -----
 Total From Investment
            Operations   (0.49)    (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.01)
 Distributions from
  Realized Gains......   (0.14)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.14)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.71    $10.34
                         =====    ======
Total Return..........   (4.96)%   (1.12)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,344    $1,294
 Ratio of Expenses to
  Average Net Assets..    0.90%     0.90%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.09)%   (0.09)%/(c)/
 Portfolio Turnover
  Rate................    61.0%     62.0%/(c)/

                          2002     2001/(A)/
                          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.02      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.45)    (0.14)
                         -----     -----
 Total From Investment
            Operations   (0.43)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)    (0.01)
 Distributions from
  Realized Gains......   (0.14)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.17)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.77    $10.37
                         =====    ======
Total Return..........   (4.35)%   (0.83)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,850    $1,302
 Ratio of Expenses to
  Average Net Assets..    0.41%     0.41%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.42%     0.35%/(c)/
 Portfolio Turnover
  Rate................    61.0%     62.0%/(c)/

                          2002     2001/(A)/
                          ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.51)    (0.11)
                         -----     -----
 Total From Investment
            Operations   (0.45)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)    (0.01)
 Distributions from
  Realized Gains......   (0.14)       --
 ----                    -----
   Total Dividends and
         Distributions   (0.16)    (0.01)
                         -----     -----
Net Asset Value, End
 of Period............   $9.76    $10.37
                         =====    ======
Total Return..........   (4.56)%   (0.83)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $570    $1,298
 Ratio of Expenses to
  Average Net Assets..    0.52%     0.53%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.28%     0.28%/(c)/
 Portfolio Turnover
  Rate................    61.0%     62.0%/(c)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2002    2001/(B)/
                          ----    ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.62   $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.05     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40     0.37
                          ----     ----
 Total From Investment
            Operations    0.45     0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)   (0.03)
 Distributions from
  Realized Gains......   (0.47)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.51)   (0.03)
                         -----    -----
Net Asset Value, End
 of Period............  $10.56   $10.62
                        ======   ======
Total Return..........    3.98%    4.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,145   $1,328
 Ratio of Expenses to
  Average Net Assets..    1.31%    1.32%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.32%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.36%    0.64%/(d)/
 Portfolio Turnover
  Rate................   134.3%    89.1%/(d)/

                          2002    2001/(B)/
                          ----    ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.60   $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.04     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40     0.36
                          ----     ----
 Total From Investment
            Operations    0.44     0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)   (0.03)
 Distributions from
  Realized Gains......   (0.47)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.49)   (0.03)
                         -----    -----
Net Asset Value, End
 of Period............  $10.55   $10.60
                        ======   ======
Total Return..........    3.90%    4.69%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $891   $1,326
 Ratio of Expenses to
  Average Net Assets..    1.49%    1.50%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.50%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.19%    0.47%/(d)/
 Portfolio Turnover
  Rate................   134.3%    89.1%/(d)/

                          2002    2001/(B)/
                          ----    ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.64   $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.11     0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37     0.31
                          ----     ----
 Total From Investment
            Operations    0.48     0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)   (0.03)
 Distributions from
  Realized Gains......   (0.47)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.54)   (0.03)
                         -----    -----
Net Asset Value, End
 of Period............  $10.58   $10.64
                        ======   ======
Total Return..........    4.29%    5.09%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,056   $1,330
 Ratio of Expenses to
  Average Net Assets..    1.00%    1.01%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.01%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.67%    1.18%/(d)/
 Portfolio Turnover
  Rate................   134.3%    89.1%/(d)/

                          2002    2001/(B)/
                          ----    ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.63   $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    0.10     0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37     0.37
                          ----     ----
 Total From Investment
            Operations    0.47     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.06)   (0.03)
 Distributions from
  Realized Gains......   (0.47)      --
 ----                    -----
   Total Dividends and
         Distributions   (0.53)   (0.03)
                         -----    -----
Net Asset Value, End
 of Period............  $10.57   $10.63
                        ======   ======
Total Return..........    4.17%    4.99%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $876   $1,330
 Ratio of Expenses to
  Average Net Assets..    1.11%    1.13%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.12%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.56%    0.83%/(d)/
 Portfolio Turnover
  Rate................   134.3%    89.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(c)    /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                                      160




 APPENDIX A


PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
LARGECAP S&P 500 INDEX
FUND ADVISORS SELECT/
(1)/                    -22.89  -22.89     N/A    N/A    N/A  -18.28        -22.89
LARGECAP S&P 500 INDEX
FUND ADVISORS
PREFERRED/ (1)/         -22.67  -22.67     N/A    N/A    N/A  -18.14        -22.67
LARGECAP S&P 500 INDEX
FUND SELECT/ (1)/       -22.61  -22.61     N/A    N/A    N/A  -17.99        -22.61
LARGECAP S&P 500 INDEX
FUND PREFERRED/ (1)/    -22.18  -22.18     N/A    N/A    N/A  -17.72        -22.18
Principal Global
Investors S&P 500                                                       -
Index Composite                         -14.86  -0.95    N/A
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59   9.34                -22.11
 Morningstar Large
 Blend Category         -22.02  -22.02  -13.53  -1.47   7.85                -22.02

LARGECAP VALUE FUND
ADVISORS SELECT/ (1)/   -13.56  -13.56     N/A    N/A    N/A   -9.03        -13.56
LARGECAP VALUE FUND
ADVISORS PREFERRED/
(1)/                    -13.32  -13.32     N/A    N/A    N/A   -8.87        -13.32
LARGECAP VALUE FUND
SELECT/ (1)/            -13.25  -13.25     N/A    N/A    N/A   -8.71        -13.25
LARGECAP VALUE FUND
PREFERRED/ (1)/         -13.14  -13.14     N/A    N/A    N/A   -8.61        -13.14
Principal Global
Investors Large Cap
Value Composite                          -6.28  -2.78    N/A
 Russell 1000 Value
 Index                  -15.52  -15.52   -5.14   1.16  10.80                -15.52
 Morningstar Large
 Value Category         -18.92  -18.92   -6.01  -0.54   8.63                -18.92

PARTNERS LARGECAP
BLEND FUND ADVISORS
SELECT/ (1)/            -16.96  -16.96     N/A    N/A    N/A  -11.30        -16.96
PARTNERS LARGECAP
BLEND FUND ADVISORS
PREFERRED /(1)/         -16.82  -16.82     N/A    N/A    N/A  -11.12        -16.82
PARTNERS LARGECAP
BLEND FUND SELECT/
(1)/                    -16.61  -16.61     N/A    N/A    N/A  -11.02        -16.61
PARTNERS LARGECAP
BLEND FUND PREFERRED/
(1)/                    -16.52  -16.52     N/A    N/A    N/A  -10.92        -16.52
Federated Core Equity
Composite                                -9.40   5.29    N/A
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59   9.34                -22.11
 Morningstar Large
 Blend Category         -22.02  -22.02  -13.53  -1.47   7.85                -22.02

PARTNERS LARGECAP
GROWTH FUND I ADVISORS
SELECT/ (1)/            -28.41  -28.41     N/A    N/A    N/A  -23.62        -28.41
PARTNERS LARGECAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/         -27.10  -27.10     N/A    N/A    N/A  -22.86        -27.10
PARTNERS LARGECAP
GROWTH FUND I SELECT/
(1)/                    -28.06  -28.06     N/A    N/A    N/A  -23.30        -28.06
PARTNERS LARGECAP
GROWTH FUND I
PREFERRED/ (1)/         -27.87  -27.87     N/A    N/A    N/A  -23.15        -27.87
Morgan Stanley Equity
Growth Composite                        -18.32  -1.65   9.49
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59   9.34                -22.11
 Morningstar Large
 Growth Category        -27.73  -27.73  -21.65  -2.72   6.22                -27.73


 /(1) /Fund's
 inception 12/06/00

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)

                                                                                  -------

                         2001    2000   1999   1998   1997   1996   1995   1994    1993
                        -----------------------------------------------------------------
LARGECAP S&P 500 INDEX  -12.58
FUND ADVISORS SELECT/
(1)/
LARGECAP S&P 500 INDEX  -12.52
FUND ADVISORS
PREFERRED/ (1)/
LARGECAP S&P 500 INDEX  -12.27
FUND SELECT/ (1)/
LARGECAP S&P 500 INDEX  -12.16
FUND PREFERRED/ (1)/
Principal Global                 -9.44  20.62  28.18  32.89  22.51  37.07   1.05
Investors S&P 500
Index Composite
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -13.68   -6.97  19.72  21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

LARGECAP VALUE FUND      -7.80
ADVISORS SELECT/ (1)/
LARGECAP VALUE FUND      -7.73
ADVISORS PREFERRED/
(1)/
LARGECAP VALUE FUND      -7.55
SELECT/ (1)/
LARGECAP VALUE FUND      -7.44
PREFERRED/ (1)/
Principal Global                  3.88  -7.12  18.04  28.94  22.18
Investors Large Cap
Value Composite
 Russell 1000 Value      -5.59    7.02   7.35  15.63  35.18  21.64  38.35  -1.99   18.12
 Index
 Morningstar Large       -5.37    5.47   6.63  13.10  27.01  20.79  32.28  -0.81   13.25
 Value Category

PARTNERS LARGECAP        -7.90
BLEND FUND ADVISORS
SELECT/ (1)/
PARTNERS LARGECAP        -7.57
BLEND FUND ADVISORS
PREFERRED /(1)/
PARTNERS LARGECAP        -7.58
BLEND FUND SELECT/
(1)/
PARTNERS LARGECAP        -7.47
BLEND FUND PREFERRED/
(1)/
Federated Core Equity            -3.31  44.20  20.71  31.30  18.98
Composite
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -13.68   -6.97  19.72  21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

PARTNERS LARGECAP       -15.07
GROWTH FUND I ADVISORS
SELECT/ (1)/
PARTNERS LARGECAP       -14.86
GROWTH FUND I ADVISORS
PREFERRED/ (1)/
PARTNERS LARGECAP       -14.75
GROWTH FUND I SELECT/
(1)/
PARTNERS LARGECAP       -14.54
GROWTH FUND I
PREFERRED/ (1)/
Morgan Stanley Equity           -11.00  39.42  21.11  31.40  31.23  45.03   3.18    4.32
Growth Composite
 S&P 500 Index          -11.88   -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -23.63  -14.09  39.72  33.58  25.00  18.95  32.27  -2.32   10.31
 Growth Category


 /(1) /Fund's
 inception 12/06/00

                        -----------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND II
ADVISORS SELECT/ (1)/   -26.52  -26.52     N/A    N/A    N/A  -24.15        -28.84
PARTNERS LARGECAP
GROWTH FUND II
ADVISORS PREFERRED/
(1)/                    -26.33  -26.33     N/A    N/A    N/A  -23.97        -28.80
PARTNERS LARGECAP
GROWTH FUND II SELECT/
(1)/                    -26.17  -26.17     N/A    N/A    N/A  -23.84        -28.61
LARGECAP GROWTH FUND
PREFERRED/ (1)/         -26.14  -26.14     N/A    N/A    N/A  -23.78        -28.47
American Century Large
Cap Growth Equity
Composite                               -19.97  -1.15   5.59
 Russell 1000 Growth
 Index                  -27.88  -27.88  -23.62  -3.84   6.70                -27.88
 Morningstar Large
 Growth Category        -27.73  -27.73  -21.65  -2.72   6.22                -27.73

PARTNERS LARGECAP
VALUE FUND ADVISORS
SELECT/ (1)/            -14.14  -14.14     N/A    N/A    N/A   -2.70        -14.14
PARTNERS LARGECAP
VALUE FUND ADVISORS
PREFERRED/ (1)/         -12.10  -12.10     N/A    N/A    N/A   -1.50        -12.10
PARTNERS LARGECAP
VALUE FUND SELECT/
(1)/                    -13.96  -13.96     N/A    N/A    N/A   -2.40        -13.96
PARTNERS LARGECAP
VALUE FUND PREFERRED/
(1)/                    -13.61  -13.61     N/A    N/A    N/A   -2.24        -13.61
Bernstein Diversified
Value Composite                           0.97    N/A    N/A
 Russell 1000 Value
 Index                  -15.52  -15.52   -5.14   1.16  10.80                -15.52
 Morningstar Large
 Value Category         -18.92  -18.92   -6.01  -0.54   8.63                -18.92

 /(1)/ Fund's
 inception 12/06/00

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2001    2000   1999   1998   1997   1996   1995   1994    1993
                        -----------------------------------------------------------------
PARTNERS LARGECAP       -24.75
GROWTH FUND II
ADVISORS SELECT/ (1)/
PARTNERS LARGECAP       -24.65
GROWTH FUND II
ADVISORS PREFERRED/
(1)/
PARTNERS LARGECAP       -24.54
GROWTH FUND II SELECT/
(1)/
LARGECAP GROWTH FUND    -24.54
PREFERRED/ (1)/
American Century Large          -14.71  34.68  36.77  29.28  14.92  20.35  -1.49    3.76
Cap Growth Equity
Composite
 Russell 1000 Growth    -20.42  -22.42  33.16  38.71  30.49  23.12  37.19   2.66    2.90
 Index
 Morningstar Large      -23.63  -14.09  39.72  33.56  25.00  18.95  32.27  -2.32   10.31
 Growth Category

PARTNERS LARGECAP         4.96
VALUE FUND ADVISORS
SELECT/ (1)/
PARTNERS LARGECAP         5.14
VALUE FUND ADVISORS
PREFERRED/ (1)/
PARTNERS LARGECAP         5.42
VALUE FUND SELECT/
(1)/
PARTNERS LARGECAP         5.45
VALUE FUND PREFERRED/
(1)/
Bernstein Diversified            13.80
Value Composite
 Russell 1000 Value      -5.59    7.02   7.35  15.63  35.18  21.64  38.35  -1.99   18.12
 Index
 Morningstar Large       -5.37    5.47   6.63  13.10  27.01  20.79  32.28  -0.81   13.25
 Value Category

 /(1)/ Fund's
 inception 12/06/00

                        -----------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
MIDCAP BLEND FUND
ADVISORS SELECT/
//(1)/                   -9.07   -9.07     N/A    N/A    N/A   -4.44         -9.07
MIDCAP BLEND FUND
ADVISORS PREFERRED/
(1)/                     -8.91   -8.91     N/A    N/A    N/A   -4.23         -8.91
MIDCAP BLEND FUND
SELECT/ (1)/             -8.75   -8.75     N/A    N/A    N/A   -4.11         -8.75
MIDCAP BLEND FUND
PREFERRED/ (1)/          -8.63   -8.63     N/A    N/A    N/A   -3.94         -8.63
Principal Global
Investors Mid Cap                                                       -
Blend Composite                          -0.01   3.30   9.36
 Russell Midcap Index   -16.19  -16.19   -5.04   2.19   9.91                -16.19
 Morningstar Mid-Cap
 Blend Category         -17.08  -17.08   -4.17   2.75   9.79                -17.08

MIDCAP S&P 400 INDEX
FUND ADVISORS SELECT/
(1)/                    -15.84  -15.84     N/A    N/A    N/A   -7.24        -15.84
MIDCAP S&P 400 INDEX
FUND ADVISORS
PREFERRED/ (1)/         -15.71  -15.71     N/A    N/A    N/A   -7.14        -15.71
MIDCAP S&P 400 INDEX
FUND SELECT/ (1)/       -15.53  -15.53     N/A    N/A    N/A   -6.91        -15.53
MIDCAP S&P 400 INDEX
FUND PREFERRED/ (1)/    -15.44  -15.44     N/A    N/A    N/A   -6.82        -15.44
Principal Global
Investors S&P 400
Index Composite                          -0.79    N/A    N/A
 S&P MidCap 400 Index   -14.53  -14.53   -0.06   6.40  11.95                -14.53
 Morningstar Mid-Cap
 Blend Category         -17.08  -17.08   -4.17   2.75   9.79                -17.08

PARTNERS MIDCAP GROWTH
FUND ADVISORS SELECT
/(1)/                   -32.58  -32.58     N/A    N/A    N/A  -31.02        -32.58
PARTNERS MIDCAP GROWTH
FUND ADVISORS
PREFERRED /(1)/         -31.43  -31.43     N/A    N/A    N/A  -30.40        -31.43
PARTNERS MIDCAP GROWTH
FUND SELECT/ (1)/       -32.19  -32.19     N/A    N/A    N/A  -30.72        -32.19
PARTNERS MIDCAP GROWTH
FUND PREFERRED/ (1)/    -32.05  -32.05     N/A    N/A    N/A  -30.66        -32.05
Turner Midcap Growth
Composite                               -23.70   4.86    N/A
 Russell Midcap Growth
 Index                  -27.40  -27.40  -20.00  -1.82   6.70                -27.40
 Morningstar Mid-Cap
 Growth Category        -27.53  -27.53  -18.97  -1.09   6.54                -27.53

PARTNERS MIDCAP VALUE
FUND ADVISORS SELECT
/(1)/                   -10.54  -10.54     N/A    N/A    N/A   -3.53        -10.54
PARTNERS MIDCAP VALUE
FUND ADVISORS
PREFERRED /(1)/          -9.19   -9.19     N/A    N/A    N/A   -2.79         -9.19
PARTNERS MIDCAP VALUE
FUND SELECT/ (1)/       -10.21  -10.21     N/A    N/A    N/A   -3.18        -10.21
PARTNERS MIDCAP VALUE
FUND PREFERRED/ (1)/    -10.10  -10.10     N/A    N/A    N/A   -3.08        -10.10
Neuberger Berman
MidCap Value Composite                    4.31   1.84  11.14
 Russell Midcap Value
 Index                   -9.65   -9.65    3.29   2.95  11.05                 -9.65
 Morningstar Mid-Cap
 Value Category         -12.91  -12.91    2.54   3.17  10.26                -12.91

 /(1)/ Fund's
 inception 12/06/00

                        -----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2001    2000    1999    1998   1997   1996   1995   1994    1993
                        -------------------------------------------------------------------
MIDCAP BLEND FUND        -3.93
ADVISORS SELECT/
//(1)/
MIDCAP BLEND FUND        -3.76
ADVISORS PREFERRED/
(1)/
MIDCAP BLEND FUND        -3.67
SELECT/ (1)/
MIDCAP BLEND FUND        -3.46
PREFERRED/ (1)/
Principal Global                 13.49   12.37    4.72  24.95  18.66  33.39   5.46   -0.26
Investors Mid Cap
Blend Composite
 Russell Midcap Index    -5.63    8.25   18.23   10.10  29.01  19.00  34.46  -2.09   14.30
 Morningstar Mid-Cap     -4.96    3.37   18.70    6.77  26.45  20.44  28.71  -1.61   14.50
 Blend Category

MIDCAP S&P 400 INDEX     -1.53
FUND ADVISORS SELECT/
(1)/
MIDCAP S&P 400 INDEX     -1.45
FUND ADVISORS
PREFERRED/ (1)/
MIDCAP S&P 400 INDEX     -1.17
FUND SELECT/ (1)/
MIDCAP S&P 400 INDEX     -1.06
FUND PREFERRED/ (1)/
Principal Global                 16.41
Investors S&P 400
Index Composite
 S&P MidCap 400 Index    -0.60   17.51   14.72   19.11  32.25  19.20  30.95  -3.58   13.95
 Morningstar Mid-Cap     -4.96    3.37   18.70    6.77  26.45  20.44  28.71  -1.61   14.50
 Blend Category

PARTNERS MIDCAP GROWTH  -28.04
FUND ADVISORS SELECT
/(1)/
PARTNERS MIDCAP GROWTH  -27.85
FUND ADVISORS
PREFERRED /(1)/
PARTNERS MIDCAP GROWTH  -27.75
FUND SELECT/ (1)/
PARTNERS MIDCAP GROWTH  -27.75
FUND PREFERRED/ (1)/
Turner Midcap Growth             -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -20.16  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16   11.19
 Index
 Morningstar Mid-Cap    -21.28   -6.90   63.90   17.51  17.05  16.99  34.79  -1.03   15.64
 Growth Category

PARTNERS MIDCAP VALUE    -2.52
FUND ADVISORS SELECT
/(1)/
PARTNERS MIDCAP VALUE    -2.43
FUND ADVISORS
PREFERRED /(1)/
PARTNERS MIDCAP VALUE    -2.15
FUND SELECT/ (1)/
PARTNERS MIDCAP VALUE    -2.04
FUND PREFERRED/ (1)/
Neuberger Berman                 29.70    8.04  -10.66  32.66  28.08  35.23  -1.89   16.44
MidCap Value Composite
 Russell Midcap Value     2.34   19.18   -0.11    5.09  34.37  20.26  34.93  -2.13   15.62
 Index
 Morningstar Mid-Cap      6.40   16.82    7.78    3.92  26.04  20.50  29.27  -1.11   17.11
 Value Category

 /(1)/ Fund's
 inception 12/06/00

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
SELECT/ (1)/            -40.98  -40.98     N/A    N/A    N/A  -26.73        -40.98
PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/         -40.82  -40.82     N/A    N/A    N/A  -26.59        -40.82
PARTNERS SMALLCAP
GROWTH FUND I SELECT/
(1)/                    -40.79  -40.79     N/A    N/A    N/A  -26.45        -40.79
PARTNERS SMALLCAP
GROWTH FUND I
PREFERRED/ (1)/         -40.33  -40.33     N/A    N/A    N/A  -26.17        -40.33
Neuberger Berman
SmallCap Growth
Composite                               -29.45    N/A    N/A
 Russell 2000 Growth
 Index                  -30.25  -30.25  -21.08  -6.58   2.63                -30.25
 Morningstar Small
 Growth Category        -28.42  -28.42  -14.72  -1.10   6.25                -28.42

PARTNERS SMALLCAP
GROWTH FUND II
ADVISORS SELECT/ (1)/   -25.71  -25.71     N/A    N/A    N/A  -27.36        -25.71
PARTNERS SMALLCAP
GROWTH FUND II
ADVISORS PREFERRED
/(1)/                   -25.14  -25.14     N/A    N/A    N/A  -27.04        -25.14
PARTNERS SMALLCAP
GROWTH FUND II SELECT/
(1)/                    -25.20  -25.20     N/A    N/A    N/A  -26.98        -25.20
PARTNERS SMALLCAP
GROWTH FUND II
PREFERRED/ (1)/         -24.90  -24.90     N/A    N/A    N/A  -26.79        -34.90
UBS U.S. Small
Capitalization Growth
Equity Composite                         -3.08   3.38    N/A
 Russell 2000 Growth
 Index                  -30.25  -30.25  -21.08  -6.58   2.63                -30.25
 Morningstar Small
 Growth Category        -28.42  -28.42  -14.72  -1.10   6.25                -28.42

PARTNERS SMALLCAP
VALUE FUND I ADVISORS
SELECT/ (//2//)/           N/A     N/A     N/A    N/A    N/A     N/A
PARTNERS SMALLCAP
VALUE FUND I ADVISORS
PREFERRED/ (//2//)/        N/A     N/A     N/A    N/A    N/A     N/A
PARTNERS SMALLCAP
VALUE FUND I SELECT/
(//2//)/                   N/A     N/A     N/A    N/A    N/A     N/A
PARTNERS SMALLCAP
VALUE FUND I
PREFERRED/ (//2//)/        N/A     N/A     N/A    N/A    N/A     N/A
JP Morgan SmallCap
Value Composite          -7.85   -7.85    7.44   4.58    N/A                  8.51
 Russell 2000 Value
 Index                  -11.42  -11.42    7.44   2.71  10.85                 14.02
 Morningstar Small
 Value Category         -10.25  -10.25    7.32   2.86  10.28                 17.31

SMALLCAP BLEND FUND
ADVISORS SELECT/ (1)/   -17.51  -17.51     N/A    N/A    N/A   -3.35        -17.51
SMALLCAP BLEND FUND
ADVISORS PREFERRED
/(1)//)/                -17.57  -17.57     N/A    N/A    N/A   -3.24        -17.57
SMALLCAP BLEND FUND
SELECT/ //(1)//)/       -17.57  -17.57     N/A    N/A    N/A   -3.20        -17.57
SMALLCAP BLEND FUND
PREFERRED/(1)/          -17.15  -17.15     N/A    N/A    N/A   -2.90        -17.15
Principal Global
Investors Small
Company Blend
Composite                                -3.18   2.13   9.66
 Russell 2000 Index     -20.48  -20.48   -7.53  -1.36   7.15                -20.48
 Morningstar Small
 Blend Category         -16.17  -16.17    0.97   2.10   7.97                -16.17

 /(//2//)/ Fund's
 inception 12/06/00
 /(//2//)/ Fund's
 inception 12/30/2002

                        -----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2001    2000    1999    1998   1997   1996   1995   1994    1993
                        -------------------------------------------------------------------
PARTNERS SMALLCAP       -14.43
GROWTH FUND I ADVISORS
SELECT/ (1)/
PARTNERS SMALLCAP       -14.33
GROWTH FUND I ADVISORS
PREFERRED/ (1)/
PARTNERS SMALLCAP       -14.03
GROWTH FUND I SELECT/
(1)/
PARTNERS SMALLCAP       -14.03
GROWTH FUND I
PREFERRED/ (1)/
Neuberger Berman                -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth     -9.23  -22.43   43.09    1.23  12.95  11.26  31.04  -2.43   13.36
 Index
 Morningstar Small       -9.02   -5.71   61.45    4.49  18.19  19.99  35.44  -0.28   16.70
 Growth Category

PARTNERS SMALLCAP       -20.88
GROWTH FUND II
ADVISORS SELECT/ (1)/
PARTNERS SMALLCAP       -20.77
GROWTH FUND II
ADVISORS PREFERRED
/(1)/
PARTNERS SMALLCAP       -20.56
GROWTH FUND II SELECT/
(1)/
PARTNERS SMALLCAP       -20.45
GROWTH FUND II
PREFERRED/ (1)/
UBS U.S. Small                   24.24   45.42  -10.81  22.93  18.54  23.44
Capitalization Growth
Equity Composite
 Russell 2000 Growth     -9.23  -22.43   43.09    1.23  12.95  11.26  31.04  -2.43   13.36
 Index
 Morningstar Small       -9.02   -5.71   61.45    4.49  18.19  19.99  35.44  -0.28   16.70
 Growth Category

PARTNERS SMALLCAP
VALUE FUND I ADVISORS
SELECT/ (//2//)/
PARTNERS SMALLCAP
VALUE FUND I ADVISORS
PREFERRED/ (//2//)/
PARTNERS SMALLCAP
VALUE FUND I SELECT/
(//2//)/
PARTNERS SMALLCAP
VALUE FUND I
PREFERRED/ (//2//)/
JP Morgan SmallCap       22.45    4.56   -4.78
Value Composite
 Russell 2000 Value      22.83   -1.49   -6.45   31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49   -6.99   30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

SMALLCAP BLEND FUND       6.66
ADVISORS SELECT/ (1)/
SMALLCAP BLEND FUND       6.97
ADVISORS PREFERRED
/(1)//)/
SMALLCAP BLEND FUND       7.07
SELECT/ //(1)//)/
SMALLCAP BLEND FUND       7.20
PREFERRED/(1)/
Principal Global                 19.86   12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index       2.49   -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82   18.88
 Morningstar Small        8.41   12.84   18.18   -3.64  26.12  19.66  25.51  -0.97   16.65
 Blend Category

 /(//2//)/ Fund's
 inception 12/06/00
 /(//2//)/ Fund's
 inception 12/30/2002

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2002)

                                                             LIFE
                         YTD     1 YR   3 YR   5 YR  10 YR  OF FUND        2002
                        ---------------------------------------------     --------
SMALLCAP S&P 600 INDEX
FUND ADVISORS SELECT/
(1)/                    -15.60  -15.60    N/A   N/A    N/A   -2.29        -15.60
SMALLCAP S&P 600 INDEX
FUND ADVISORS
PREFERRED/ //(1)/       -15.31  -15.31    N/A   N/A    N/A   -2.04        -15.31
SMALLCAP S&P 600 INDEX
FUND SELECT/(1)/        -15.17  -15.17    N/A   N/A    N/A   -1.88        -15.17
SMALLCAP S&P 600 INDEX
FUND PREFERRED/ //(1)/  -15.08  -15.08    N/A   N/A    N/A   -1.81        -15.08
Principal Global
Investors Small Cap
S&P 600 Index
Composite                               -0.48   N/A    N/A
 S&P SmallCap 600
 Index                  -14.63  -14.63   0.55  2.43   9.70                -14.63
 Morningstar Small
 Blend Category         -16.17  -16.17   0.97  2.10   7.97                -16.17

SMALLCAP VALUE FUND
ADVISORS SELECT/(1)/     -3.36   -3.36    N/A   N/A    N/A    5.90         -3.36
SMALLCAP VALUE FUND
ADVISORS PREFERRED/
//(1)/                   -3.15   -3.15    N/A   N/A    N/A    6.10         -3.15
SMALLCAP VALUE FUND
SELECT/(1)/              -3.05   -3.05    N/A   N/A    N/A    6.24         -3.05
SMALLCAP VALUE FUND
PREFERRED/ //(1)//)/     -2.94   -2.94    N/A   N/A    N/A    6.36         -2.94
Principal Global
Investors Small Cap
Value Composite                          6.17  0.48    N/A
 Russell 2000 Value
 Index                  -11.42  -11.42   7.44  2.71  10.85                -11.42
 Morningstar Small
 Value Category         -10.25  -10.25   7.32  2.86  10.28                -10.25

 /(//1//)/ Fund's
 inception 12/06/00

                        ---------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2001   2000   1999   1998   1997   1996   1995   1994    1993
                        ---------------------------------------------------------------
SMALLCAP S&P 600 INDEX   5.64
FUND ADVISORS SELECT/
(1)/
SMALLCAP S&P 600 INDEX   5.83
FUND ADVISORS
PREFERRED/ //(1)/
SMALLCAP S&P 600 INDEX   6.03
FUND SELECT/(1)/
SMALLCAP S&P 600 INDEX   6.06
FUND PREFERRED/ //(1)/
Principal Global               10.17
Investors Small Cap
S&P 600 Index
Composite
 S&P SmallCap 600        6.54  11.80  12.40  -1.31  25.58  21.32  29.97  -4.77   18.78
 Index
 Morningstar Small       8.41  12.84  18.18  -3.64  26.12  19.66  25.51  -0.97   16.65
 Blend Category

SMALLCAP VALUE FUND      9.33
ADVISORS SELECT/(1)/
SMALLCAP VALUE FUND      9.52
ADVISORS PREFERRED/
//(1)/
SMALLCAP VALUE FUND      9.71
SELECT/(1)/
SMALLCAP VALUE FUND      9.73
PREFERRED/ //(1)//)/
Principal Global               12.05  -8.92  -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     14.02  22.83  -1.49  -6.45  31.78  21.37  25.75  -1.27   23.84
 Index
 Morningstar Small      17.31  16.98   4.49  -6.99  30.04  25.53  25.13  -0.81   16.72
 Value Category

 /(//1//)/ Fund's
 inception 12/06/00

                        ---------------------------------------------------------------

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2002)

                                                           LIFE
                         YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2002
                        -------------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
ADVISORS SELECT/ (1)/    8.09   8.09    N/A   N/A   N/A    7.82          8.09
BOND & MORTGAGE
SECURITIES FUND
ADVISORS PREFERRED/
(1)/                     8.58   8.58    N/A   N/A   N/A    8.14          8.58
BOND & MORTGAGE
SECURITIES FUND
SELECT/ (1)/             9.38   9.38    N/A   N/A   N/A    8.63          9.38
BOND & MORTGAGE
SECURITIES FUND
PREFERRED/ (1)/          8.81   8.81    N/A   N/A   N/A    8.45          8.81
Principal Global
Investors Multi Sector
Fixed Income Composite                10.10  7.46  7.73
 Lehman Brothers
 Aggregate Bond Index   10.26  10.26  10.09  7.54  7.51                 10.26
 Morningstar
 Intermediate-Term
 Bond Category           7.88   7.88   8.44  6.20  6.69                  7.88

CAPITAL PRESERVATION
FUND ADVISORS SELECT/
(2)/                     3.37   3.37    N/A   N/A   N/A    3.54          3.37
CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED/ (2)/          3.56   3.56    N/A   N/A   N/A    3.72          3.56
CAPITAL PRESERVATION
FUND SELECT/ (2)/        3.76   3.76    N/A   N/A   N/A    3.89          3.76
CAPITAL PRESERVATION
FUND PREFERRED/ (2)/     3.88   3.88    N/A   N/A   N/A    4.04          3.88
 Lehman Brothers
 Mutual Fund U.S.
 Govt. 1-3 Year Index    6.28   6.28   7.70  6.63  6.17                  6.28
 Morningstar
 Short-Term Bond
 Category                5.24   5.24   6.62  5.75  5.78                  5.24

GOVERNMENT SECURITIES
FUND ADVISORS SELECT/
(1)/                     7.89   7.89    N/A   N/A   N/A    7.33          7.89
GOVERNMENT SECURITIES
FUND ADVISORS
PREFERRED/ (1)/          7.98   7.98    N/A   N/A   N/A    7.51          7.98
GOVERNMENT SECURITIES
FUND SELECT/ (1)/        8.39   8.39    N/A   N/A   N/A    7.79          8.39
GOVERNMENT SECURITIES
FUND PREFERRED/ (1)/     8.51   8.51    N/A   N/A   N/A    7.91          8.51
Principal Global
Investors Mortgage
Backed Securities
Composite                              9.13  6.99  7.08
 Lehman Brothers
 Mortgage Backed
 Securities Index        8.75   8.75   9.36  7.34  7.27                  8.75
 Morningstar
 Intermediate
 Government Category     9.07   9.07   8.96  6.53  6.49                  9.07

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/ (1)/   9.07   9.07    N/A   N/A   N/A    8.23          9.07
HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS PREFERRED/
 (1)/                    9.26   9.26    N/A   N/A   N/A    8.41          9.26
HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND SELECT/(1)/         9.47   9.47    N/A   N/A   N/A    8.60          9.47
HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND PREFERRED/(1)/      9.58   9.58    N/A   N/A   N/A    8.81          9.58
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                              9.66  7.27   N/A
 Lehman Brothers
 Aggregate Bond Index   10.26  10.26  10.09  7.54  7.51                 10.26
 Morningstar
 Intermediate-Term
 Bond Category           7.88   7.88   8.44  6.20  6.69                  7.88

 /(1) /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        -------------------------------------------     -------
                                            ANNUAL PERFORMANCE
                                         (YEAR ENDED DECEMBER 31)

                                                                              -------

                        2001   2000   1999   1998  1997   1996  1995   1994    1993
                        -------------------------------------------------------------
BOND & MORTGAGE          6.76
SECURITIES FUND
ADVISORS SELECT/ (1)/
BOND & MORTGAGE          6.94
SECURITIES FUND
ADVISORS PREFERRED/
(1)/
BOND & MORTGAGE          7.05
SECURITIES FUND
SELECT/ (1)/
BOND & MORTGAGE          7.24
SECURITIES FUND
PREFERRED/ (1)/
Principal Global               12.00  -0.57  7.97  10.16  3.94  18.41  -2.05   10.67
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         8.42  11.63  -0.82  8.69   9.65  3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar             7.36   9.45  -1.22  7.42   8.76  3.30  17.35  -3.73   10.39
 Intermediate-Term
 Bond Category

CAPITAL PRESERVATION
FUND ADVISORS SELECT/
(2)/
CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED/ (2)/
CAPITAL PRESERVATION
FUND SELECT/ (2)/
CAPITAL PRESERVATION
FUND PREFERRED/ (2)/
 Lehman Brothers         8.53   8.17   2.97  6.97   6.65  5.08  10.84   0.52    5.39
 Mutual Fund U.S.
 Govt. 1-3 Year Index
 Morningstar             7.32   8.14   2.12  6.28   6.51  4.35  11.48  -0.86    6.86
 Short-Term Bond
 Category

GOVERNMENT SECURITIES    6.27
FUND ADVISORS SELECT/
(1)/
GOVERNMENT SECURITIES    6.55
FUND ADVISORS
PREFERRED/ (1)/
GOVERNMENT SECURITIES    6.73
FUND SELECT/ (1)/
GOVERNMENT SECURITIES    6.84
FUND PREFERRED/ (1)/
Principal Global               11.08   0.22  7.62   9.97  3.90  19.10  -4.41    9.21
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         8.22  11.16   1.85  6.97   9.49  5.36  16.80  -1.61    6.84
 Mortgage Backed
 Securities Index
 Morningstar             6.84  10.76  -1.44  7.45   8.45  2.80  16.42  -4.02    8.03
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/ (1)/  -6.62
HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS PREFERRED/     6.80
 (1)/
HIGH QUALITY             6.98
INTERMEDIATE-TERM BOND
FUND SELECT/(1)/
HIGH QUALITY             7.30
INTERMEDIATE-TERM BOND
FUND PREFERRED/(1)/
Principal Global               10.71  -0.57  8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers         8.42  11.63  -0.82  8.69   9.65  3.63  13.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar             7.36   9.45  -1.22  7.42   8.76  3.30  17.35  -3.73   10.39
 Intermediate-Term
 Bond Category

 /(1) /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        -------------------------------------------------------------

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2002)

                                                           LIFE
                         YTD   1 YR   3 YR   5 YR  10 YR  OF FUND       2002
                        -------------------------------------------     -------
HIGH QUALITY LONG-TERM
BOND FUND ADVISORS
SELECT/ (1)/            10.37  10.37    N/A   N/A   N/A    8.44         10.37
HIGH QUALITY LONG-TERM
BOND FUND ADVISORS
PREFERRED/ (1)/         10.57  10.57    N/A   N/A   N/A    8.62         10.57
HIGH QUALITY LONG-TERM
BOND FUND SELECT/ (1)/  10.78  10.78    N/A   N/A   N/A    8.81         10.78
HIGH QUALITY LONG-TERM
BOND FUND PREFERRED/
(1)/                    10.92  10.92    N/A   N/A   N/A    8.84         10.92
Principal Global
Investors Long Term
Fixed Income Composite                 9.91  6.30   N/A
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index             14.81  14.81  12.67  8.10  9.03                 14.81
 Morningstar Long-Term
 Bond Category           8.60   8.60   8.74  5.89  6.97                  8.60

HIGH QUALITY
SHORT-TERM BOND FUND
ADVISORS SELECT/ (1)/    6.98   6.98    N/A   N/A   N/A    7.03          6.98
HIGH QUALITY
SHORT-TERM BOND FUND
ADVISORS PREFERRED/
(1)/                     7.37   7.37    N/A   N/A   N/A    7.36          7.37
HIGH QUALITY
SHORT-TERM BOND FUND
SELECT/ (1)/             6.55   6.55    N/A   N/A   N/A    7.05          6.55
HIGH QUALITY
SHORT-TERM BOND FUND
PREFERRED/ (1)/          7.50   7.50    N/A   N/A   N/A    7.56          7.50
Principal Global
Investors Limited Term
Fixed Income Composite                 7.99  6.33   N/A
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index     8.12   8.12   8.68  7.12  6.62                  8.12
 Morningstar
 Short-Term Bond
 Category                5.24   5.24   6.62  5.75  5.78                  5.24

MONEY MARKET FUND
ADVISORS SELECT/ (1)/    0.72   0.72    N/A   N/A   N/A    2.12          0.72
MONEY MARKET FUND
ADVISORS PREFERRED/
(1)/                     0.91   0.91    N/A   N/A   N/A    2.30          0.91
MONEY MARKET FUND
SELECT/ (1)/             1.10   1.10    N/A   N/A   N/A    2.50          1.10
MONEY MARKET FUND
PREFERRED/ (1)/          1.23   1.23    N/A   N/A   N/A    2.62          1.23
Principal Global
Investors Money Market
Composite                              4.08  4.41  4.39

 /(1) /Fund's
 inception 12/06/00

                        -------------------------------------------     -------
                                            ANNUAL PERFORMANCE
                                         (YEAR ENDED DECEMBER 31)


                        2001  2000   1999   1998   1997   1996  1995   1994    1993
                        -------------------------------------------------------------
HIGH QUALITY LONG-TERM  5.35
BOND FUND ADVISORS
SELECT/ (1)/
HIGH QUALITY LONG-TERM  5.53
BOND FUND ADVISORS
PREFERRED/ (1)/
HIGH QUALITY LONG-TERM  5.71
BOND FUND SELECT/ (1)/
HIGH QUALITY LONG-TERM  5.73
BOND FUND PREFERRED/
(1)/
Principal Global              10.40  -7.41  10.39   4.85
Investors Long Term
Fixed Income Composite
 Lehman Brothers Long   7.26  16.16  -7.64  11.76  14.52  0.13  29.93  -7.10   16.17
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term  7.51   9.26  -2.78   6.51  10.53  3.54  21.33  -6.13   13.34
 Bond Category

HIGH QUALITY            6.44
SHORT-TERM BOND FUND
ADVISORS SELECT/ (1)/
HIGH QUALITY            6.71
SHORT-TERM BOND FUND
ADVISORS PREFERRED/
(1)/
HIGH QUALITY            6.89
SHORT-TERM BOND FUND
SELECT/ (1)/
HIGH QUALITY            7.01
SHORT-TERM BOND FUND
PREFERRED/ (1)/
Principal Global               8.81   1.05   6.79   6.64  4.88
Investors Limited Term
Fixed Income Composite
 Lehman Brothers        9.03   8.91   2.09   7.63   7.13  4.67  12.88  -0.72    7.10
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar            7.32   8.14   2.12   6.28   6.51  4.35  11.48  -0.86    6.86
 Short-Term Bond
 Category

MONEY MARKET FUND       3.28
ADVISORS SELECT/ (1)/
MONEY MARKET FUND       3.44
ADVISORS PREFERRED/
(1)/
MONEY MARKET FUND       3.65
SELECT/ (1)/
MONEY MARKET FUND       3.78
PREFERRED/ (1)/
Principal Global               6.21   4.71   5.13   5.10  4.95   5.53   3.69    2.59
Investors Money Market
Composite

 /(1) /Fund's
 inception 12/06/00

                        -------------------------------------------------------------

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
LIFETIME STRATEGIC
INCOME FUND ADVISORS
SELECT /(1)/             -2.42   -2.42     N/A    N/A   N/A    -0.72         -2.42
LIFETIME STRATEGIC
INCOME FUND ADVISORS
PREFERRED /(1)/          -2.25   -2.25     N/A    N/A   N/A    -0.53         -2.25
LIFETIME STRATEGIC
INCOME FUND SELECT/
(1)/                     -2.06   -2.06     N/A    N/A   N/A    -0.33         -2.06
LIFETIME STRATEGIC
INCOME FUND PREFERRED/
(1)/                     -1.94   -1.94     N/A    N/A   N/A    -0.19         -1.94
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -11.88
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                   8.42
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -4.01

LIFETIME 2010 FUND
ADVISORS SELECT /(1)/    -5.07   -5.07     N/A    N/A   N/A    -2.67         -5.07
LIFETIME 2010 FUND
ADVISORS PREFERRED/
(1)/                     -4.89   -4.89     N/A    N/A   N/A    -2.48         -4.89
LIFETIME 2010 FUND
SELECT/ (1)/             -4.71   -4.71     N/A    N/A   N/A    -2.27         -4.71
LIFETIME 2010 FUND
PREFERRED/ (1)/          -4.70   -4.70     N/A    N/A   N/A    -2.20         -4.70
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -4.01

LIFETIME 2020 FUND
ADVISORS SELECT/ (1)/    -7.68   -7.68     N/A    N/A   N/A    -4.19         -7.68
LIFETIME 2020 FUND
ADVISORS PREFERRED/
(1)/                     -7.51   -7.51     N/A    N/A   N/A    -4.01         -7.51
LIFETIME 2020 FUND
SELECT/ (1)/             -7.34   -7.34     N/A    N/A   N/A    -3.86         -7.34
LIFETIME 2020 FUND
PREFERRED/ (1)/          -7.24   -7.24     N/A    N/A   N/A    -3.74         -7.24
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

LIFETIME 2030 FUND
ADVISORS SELECT/ (1)/   -10.72  -10.72     N/A    N/A   N/A    -6.45        -10.72
LIFETIME 2030 FUND
ADVISORS PREFERRED/
(1)/                    -10.46  -10.46     N/A    N/A   N/A    -6.22        -10.46
LIFETIME 2030 FUND
SELECT/ (1)/            -10.39  -10.39     N/A    N/A   N/A    -6.08        -10.39
LIFETIME 2030 FUND
PREFERRED/ (1)/         -10.28  -10.28     N/A    N/A   N/A    -5.96        -10.28
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

LIFETIME 2040 FUND
ADVISORS SELECT/ (1)/   -13.25  -13.25     N/A    N/A   N/A    -6.97        -13.25
LIFETIME 2040 FUND
ADVISORS PREFERRED/
(1)/                    -13.09  -13.09     N/A    N/A   N/A    -6.78        -13.09
LIFETIME 2040 FUND
SELECT/ (1)/            -13.03  -13.03     N/A    N/A   N/A    -6.65        -13.03
LIFETIME 2040 FUND
PREFERRED/ (1)/         -12.82  -12.82     N/A    N/A   N/A    -6.47        -12.82
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Domestic
 Hybrid Category         -9.67   -9.67   -4.03   1.49  7.04                  -9.67

 /(1) /Fund's
 inception 03/01/01

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2001   2000   1999   1998   1997   1996   1995   1994    1993
                        ----------------------------------------------------------------
LIFETIME STRATEGIC
INCOME FUND ADVISORS
SELECT /(1)/
LIFETIME STRATEGIC
INCOME FUND ADVISORS
PREFERRED /(1)/
LIFETIME STRATEGIC
INCOME FUND SELECT/
(1)/
LIFETIME STRATEGIC
INCOME FUND PREFERRED/
(1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2010 FUND
ADVISORS SELECT /(1)/
LIFETIME 2010 FUND
ADVISORS PREFERRED/
(1)/
LIFETIME 2010 FUND
SELECT/ (1)/
LIFETIME 2010 FUND
PREFERRED/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2020 FUND
ADVISORS SELECT/ (1)/
LIFETIME 2020 FUND
ADVISORS PREFERRED/
(1)/
LIFETIME 2020 FUND
SELECT/ (1)/
LIFETIME 2020 FUND
PREFERRED/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2030 FUND
ADVISORS SELECT/ (1)/
LIFETIME 2030 FUND
ADVISORS PREFERRED/
(1)/
LIFETIME 2030 FUND
SELECT/ (1)/
LIFETIME 2030 FUND
PREFERRED/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

LIFETIME 2040 FUND
ADVISORS SELECT/ (1)/
LIFETIME 2040 FUND
ADVISORS PREFERRED/
(1)/
LIFETIME 2040 FUND
SELECT/ (1)/
LIFETIME 2040 FUND
PREFERRED/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Domestic    -4.01   2.06   8.24  12.50  18.24  13.07  24.87  -2.56   12.07
 Hybrid Category

 /(1) /Fund's
 inception 03/01/01

                        ----------------------------------------------------------------

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
LIFETIME 2050 FUND
ADVISORS SELECT /(1)/   -16.31  -16.31     N/A    N/A   N/A   -10.06        -16.31
LIFETIME 2050 FUND
ADVISORS PREFERRED/
(1)/                    -16.26  -16.26     N/A    N/A   N/A    -9.94        -16.26
LIFETIME 2050 FUND
SELECT/ (1)/            -16.01  -16.01     N/A    N/A   N/A    -9.76        -16.01
LIFETIME 2050 FUND
PREFERRED/ (1)/         -15.91  -15.91     N/A    N/A   N/A    -9.64        -15.91
 S&P 500 Index          -22.11  -22.11  -14.54  -0.59  9.34                 -22.11
 Lehman Brothers
 Aggregate Bond Index    10.26   10.26   10.09   7.54  7.51                  10.26
 Morningstar Large
 Blend Category         -22.02  -22.02  -13.53  -1.47  7.85                 -22.02

 /(1) /Fund's
 inception 03/01/01

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2001   2000   1999   1998   1997   1996   1995   1994    1993
                        ----------------------------------------------------------------
LIFETIME 2050 FUND
ADVISORS SELECT /(1)/
LIFETIME 2050 FUND
ADVISORS PREFERRED/
(1)/
LIFETIME 2050 FUND
SELECT/ (1)/
LIFETIME 2050 FUND
PREFERRED/ (1)/
 S&P 500 Index          -11.88  -9.11  21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Lehman Brothers          8.42  11.63  -0.82   8.69   9.65   3.63  18.47  -2.92    9.75
 Aggregate Bond Index
 Morningstar Large      -13.68  -6.97  19.72  21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

 /(1) /Fund's
 inception 03/01/01

                        ----------------------------------------------------------------



PERFORMANCE RESULTS - REAL ESTATE FUNDS

                              AVERAGE ANNUAL PERFORMANCE
                              (THROUGH DECEMBER 31, 2002)

                                                         LIFE
                        YTD   1 YR  3 YR   5 YR  10 YR  OF FUND       2002
                        -----------------------------------------     ------
REAL ESTATE FUND
ADVISORS SELECT /(1)/   7.05  7.05    N/A   N/A   N/A    8.79         7.05
REAL ESTATE FUND
ADVISORS PREFERRED
/(1)/                   7.97  7.97    N/A   N/A   N/A    9.34         7.97
REAL ESTATE FUND
SELECT/ (1)/            7.52  7.52    N/A   N/A   N/A    9.22         7.52
REAL ESTATE FUND
PREFERRED/ (1)/         7.56  7.56    N/A   N/A   N/A    9.25         7.56
Principal Capital -
REI Real Estate
Composite                           15.47  6.07   N/A
 Morgan Stanley REIT
 Index                  3.64  3.64  14.02  3.30   N/A                 3.64
 Morningstar Specialty
 - Real Estate
 Category               4.10  4.10  12.89  2.99  8.86                 4.10

 /(1) /Fund's
 inception 12/06/00

                        -----------------------------------------     ------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                        2001   2000   1999    1998   1997   1996   1995   1994    1993
                        ----------------------------------------------------------------
REAL ESTATE FUND         7.49
ADVISORS SELECT /(1)/
REAL ESTATE FUND         7.68
ADVISORS PREFERRED
/(1)/
REAL ESTATE FUND         7.88
SELECT/ (1)/
REAL ESTATE FUND         7.92
PREFERRED/ (1)/
Principal Capital -            31.15  -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT    12.83  26.81  -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   8.93  25.83  -3.35  -15.79  23.05  31.68  15.17  -0.62   21.11
 - Real Estate
 Category

 /(1) /Fund's
 inception 12/06/00

                        ----------------------------------------------------------------

PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH DECEMBER 31, 2002)

                                                               LIFE
                         YTD     1 YR    3 YR   5 YR   10 YR  OF FUND        2002
                        -----------------------------------------------     --------
INTERNATIONAL FUND I
ADVISORS SELECT/ (1)/   -17.13  -17.13     N/A    N/A   N/A   -19.11        -17.13
INTERNATIONAL FUND I
ADVISORS PREFERRED/
(1)/                    -16.84  -16.84     N/A    N/A   N/A   -18.87        -16.84
INTERNATIONAL FUND I
SELECT/ (1)/            -16.68  -16.68     N/A    N/A   N/A   -18.73        -16.68
INTERNATIONAL FUND I
PREFERRED/ (1)/         -16.34  -16.34     N/A    N/A   N/A   -18.57        -16.34
Principal Global
Investors
International Broad
Markets
Composite                               -16.13  -3.62  6.50
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -15.94  -15.94  -17.29  -2.93  3.98                 -15.94
 Morningstar Foreign
 Stock Category         -16.35  -16.35  -17.82  -2.09  4.86                 -16.35

INTERNATIONAL FUND II
ADVISORS SELECT/ (1)/   -16.84  -16.84     N/A    N/A   N/A   -18.91        -16.84
INTERNATIONAL FUND II
ADVISORS PREFERRED/
(1)/                    -13.78  -13.78     N/A    N/A   N/A   -17.36        -13.78
INTERNATIONAL FUND II
SELECT/ (1)/            -16.46  -16.46     N/A    N/A   N/A   -18.58        -16.46
INTERNATIONAL FUND II
PREFERRED/ (1)/         -16.35  -16.35     N/A    N/A   N/A   -18.54        -16.35
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -15.94  -15.94  -17.29  -2.93  3.98                 -15.94
 Morningstar Foreign
 Stock Category         -16.35  -16.35  -17.82  -2.09  4.86                 -16.35

 /(1) /Fund's
 inception 12/06/00

                        -----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2001    2000   1999   1998   1997   1996   1995   1994    1993
                        -----------------------------------------------------------------
INTERNATIONAL FUND I    -24.95
ADVISORS SELECT/ (1)/
INTERNATIONAL FUND I    -24.76
ADVISORS PREFERRED/
(1)/
INTERNATIONAL FUND I    -24.70
SELECT/ (1)/
INTERNATIONAL FUND I    -24.76
PREFERRED/ (1)/
Principal Global                 -7.57  25.78  10.47  12.43  24.54  14.07  -2.38   44.82
Investors
International Broad
Markets
Composite
 MSCI EAFE (Europe,     -21.44  -14.17  26.96  20.00   1.78   6.05  11.21   7.78   32.56
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -21.93  -15.66  44.49  13.00   5.43  12.39   9.82  -0.40   36.71
 Stock Category

INTERNATIONAL FUND II   -21.75
ADVISORS SELECT/ (1)/
INTERNATIONAL FUND II   -21.51
ADVISORS PREFERRED/
(1)/
INTERNATIONAL FUND II   -21.46
SELECT/ (1)/
INTERNATIONAL FUND II   -21.46
PREFERRED/ (1)/
 MSCI EAFE (Europe,     -21.44  -14.17  26.96  20.00   1.78   6.05  11.21   7.78   32.56
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -21.93  -15.66  44.49  13.00   5.43  12.39   9.82  -0.40   36.71
 Stock Category

 /(1) /Fund's
 inception 12/06/00

                        -----------------------------------------------------------------

LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.

MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

 ADDITIONAL INFORMATION


Additional information about the Fund's is available in the Statement of Additional Information dated March 1, 2003 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-7754.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572